Vanguard® ESG U.S. Corporate Bond ETF
Schedule of Investments (unaudited)
As of May 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (0.0%)
U.S. Government Securities (0.0%)
	United States Treasury Note/Bond (Cost $124)	2.250%	2/15/52	148	124
Corporate Bonds (99.0%)
Communications (13.7%)
	Activision Blizzard Inc.	3.400%	9/15/26	130	130
	Activision Blizzard Inc.	2.500%	9/15/50	160	119
	Alphabet Inc.	3.375%	2/25/24	210	214
	Alphabet Inc.	1.998%	8/15/26	170	164
	Alphabet Inc.	0.800%	8/15/27	120	107
	Alphabet Inc.	1.100%	8/15/30	250	210
	Alphabet Inc.	1.900%	8/15/40	70	52
	Alphabet Inc.	2.050%	8/15/50	186	132
	Alphabet Inc.	2.250%	8/15/60	115	80
	America Movil SAB de CV	3.625%	4/22/29	95	92
	America Movil SAB de CV	2.875%	5/7/30	95	86
	America Movil SAB de CV	6.375%	3/1/35	75	88
	America Movil SAB de CV	6.125%	3/30/40	160	181
	America Movil SAB de CV	4.375%	7/16/42	55	52
	America Movil SAB de CV	4.375%	4/22/49	130	125
	AT&T Inc.	0.900%	3/25/24	120	116
	AT&T Inc.	1.700%	3/25/26	300	280
	AT&T Inc.	3.800%	2/15/27	250	251
	AT&T Inc.	4.250%	3/1/27	160	164
	AT&T Inc.	2.300%	6/1/27	210	196
	AT&T Inc.	1.650%	2/1/28	125	111
[1]	AT&T Inc.	4.100%	2/15/28	130	131
	AT&T Inc.	4.350%	3/1/29	380	385
[1]	AT&T Inc.	4.300%	2/15/30	300	303
	AT&T Inc.	2.750%	6/1/31	175	157
	AT&T Inc.	2.250%	2/1/32	75	63
	AT&T Inc.	2.550%	12/1/33	500	425
	AT&T Inc.	4.500%	5/15/35	80	80
	AT&T Inc.	4.850%	3/1/39	184	185
	AT&T Inc.	3.500%	6/1/41	210	177
	AT&T Inc.	4.300%	12/15/42	260	243
	AT&T Inc.	4.350%	6/15/45	105	96
	AT&T Inc.	4.750%	5/15/46	200	198
	AT&T Inc.	4.500%	3/9/48	150	144
	AT&T Inc.	4.550%	3/9/49	80	76
	AT&T Inc.	3.650%	6/1/51	410	339
	AT&T Inc.	3.500%	9/15/53	765	616
	AT&T Inc.	3.550%	9/15/55	685	547

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AT&T Inc.	3.800%	12/1/57	467	386
	AT&T Inc.	3.650%	9/15/59	520	415
	AT&T Inc.	3.850%	6/1/60	285	234
	Bell Telephone Co. of Canada or Bell Canada	4.464%	4/1/48	75	72
	Booking Holdings Inc.	3.600%	6/1/26	50	50
	Booking Holdings Inc.	4.625%	4/13/30	120	124
	British Telecommunications plc	9.625%	12/15/30	165	215
[1]	Charter Communications Operating LLC	4.500%	2/1/24	60	61
	Charter Communications Operating LLC	4.908%	7/23/25	275	281
	Charter Communications Operating LLC	3.750%	2/15/28	100	95
	Charter Communications Operating LLC	4.200%	3/15/28	225	218
	Charter Communications Operating LLC	2.250%	1/15/29	70	60
	Charter Communications Operating LLC	5.050%	3/30/29	205	205
	Charter Communications Operating LLC	2.800%	4/1/31	255	214
	Charter Communications Operating LLC	2.300%	2/1/32	145	115
	Charter Communications Operating LLC	6.384%	10/23/35	280	298
	Charter Communications Operating LLC	5.375%	4/1/38	115	108
	Charter Communications Operating LLC	3.500%	6/1/41	175	131
	Charter Communications Operating LLC	3.500%	3/1/42	180	135
	Charter Communications Operating LLC	6.484%	10/23/45	270	279
	Charter Communications Operating LLC	5.375%	5/1/47	205	188
	Charter Communications Operating LLC	5.750%	4/1/48	228	221
	Charter Communications Operating LLC	5.125%	7/1/49	60	53
	Charter Communications Operating LLC	4.800%	3/1/50	150	128
	Charter Communications Operating LLC	3.700%	4/1/51	185	135
	Charter Communications Operating LLC	3.900%	6/1/52	180	135
	Charter Communications Operating LLC	3.850%	4/1/61	220	157
	Charter Communications Operating LLC	4.400%	12/1/61	180	140
	Charter Communications Operating LLC	3.950%	6/30/62	145	105
	Charter Communications Operating LLC	5.500%	4/1/63	90	80
	Comcast Corp.	3.700%	4/15/24	275	280
	Comcast Corp.	3.375%	2/15/25	145	146
	Comcast Corp.	3.375%	8/15/25	60	60
	Comcast Corp.	3.950%	10/15/25	275	281
	Comcast Corp.	3.150%	3/1/26	150	149
	Comcast Corp.	2.350%	1/15/27	150	143
	Comcast Corp.	3.300%	2/1/27	220	218
	Comcast Corp.	3.150%	2/15/28	25	24
	Comcast Corp.	3.550%	5/1/28	215	213
	Comcast Corp.	4.150%	10/15/28	310	317
	Comcast Corp.	2.650%	2/1/30	250	231
	Comcast Corp.	3.400%	4/1/30	50	48
	Comcast Corp.	4.250%	10/15/30	195	199
	Comcast Corp.	1.950%	1/15/31	125	108
	Comcast Corp.	1.500%	2/15/31	55	46
	Comcast Corp.	4.250%	1/15/33	155	158
	Comcast Corp.	7.050%	3/15/33	75	93
	Comcast Corp.	4.200%	8/15/34	175	176
	Comcast Corp.	4.400%	8/15/35	65	66
	Comcast Corp.	3.200%	7/15/36	190	169
	Comcast Corp.	3.900%	3/1/38	140	134
	Comcast Corp.	4.600%	10/15/38	60	61
	Comcast Corp.	3.250%	11/1/39	70	61
	Comcast Corp.	3.750%	4/1/40	160	146
	Comcast Corp.	3.400%	7/15/46	140	119
	Comcast Corp.	4.000%	8/15/47	185	170
	Comcast Corp.	3.969%	11/1/47	140	130
	Comcast Corp.	4.000%	3/1/48	140	130

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Comcast Corp.	4.700%	10/15/48	108	111
	Comcast Corp.	3.999%	11/1/49	340	317
	Comcast Corp.	3.450%	2/1/50	65	55
	Comcast Corp.	2.800%	1/15/51	182	138
[2]	Comcast Corp.	2.887%	11/1/51	224	171
	Comcast Corp.	2.450%	8/15/52	225	160
	Comcast Corp.	4.049%	11/1/52	90	84
[2]	Comcast Corp.	2.937%	11/1/56	472	352
	Comcast Corp.	4.950%	10/15/58	140	151
	Comcast Corp.	2.650%	8/15/62	150	103
[2]	Comcast Corp.	2.987%	11/1/63	363	263
	Deutsche Telekom International Finance BV	8.750%	6/15/30	355	452
	Discovery Communications LLC	3.950%	3/20/28	245	237
	Discovery Communications LLC	4.125%	5/15/29	200	191
	Discovery Communications LLC	3.625%	5/15/30	45	42
	Discovery Communications LLC	5.200%	9/20/47	135	123
	Discovery Communications LLC	5.300%	5/15/49	145	135
	Discovery Communications LLC	4.650%	5/15/50	50	42
	Discovery Communications LLC	4.000%	9/15/55	100	76
	Electronic Arts Inc.	1.850%	2/15/31	55	46
	Electronic Arts Inc.	2.950%	2/15/51	75	57
	Expedia Group Inc.	3.800%	2/15/28	260	249
	Expedia Group Inc.	3.250%	2/15/30	100	88
	Expedia Group Inc.	2.950%	3/15/31	80	68
	Fox Corp.	4.030%	1/25/24	25	25
	Fox Corp.	4.709%	1/25/29	285	289
	Fox Corp.	5.476%	1/25/39	165	169
	Fox Corp.	5.576%	1/25/49	63	66
	Grupo Televisa SAB	5.000%	5/13/45	30	29
	Grupo Televisa SAB	6.125%	1/31/46	50	57
	Grupo Televisa SAB	5.250%	5/24/49	100	102
[2]	Magallanes Inc.	3.428%	3/15/24	155	154
[2]	Magallanes Inc.	3.638%	3/15/25	155	153
[2]	Magallanes Inc.	3.755%	3/15/27	360	349
[2]	Magallanes Inc.	4.054%	3/15/29	130	125
[2]	Magallanes Inc.	4.279%	3/15/32	435	406
[2]	Magallanes Inc.	5.050%	3/15/42	395	357
[2]	Magallanes Inc.	5.141%	3/15/52	635	568
[2]	Magallanes Inc.	5.391%	3/15/62	260	233
	Omnicom Group Inc.	3.650%	11/1/24	110	111
	Omnicom Group Inc.	3.600%	4/15/26	40	40
	Omnicom Group Inc.	2.600%	8/1/31	160	140
	Orange SA	9.000%	3/1/31	189	252
	Orange SA	5.375%	1/13/42	80	85
	Orange SA	5.500%	2/6/44	65	71
	Paramount Global	4.000%	1/15/26	85	85
	Paramount Global	7.875%	7/30/30	140	167
	Paramount Global	4.950%	1/15/31	225	225
	Paramount Global	4.200%	5/19/32	200	188
	Paramount Global	6.875%	4/30/36	100	113
	Paramount Global	4.375%	3/15/43	70	59
	Paramount Global	5.850%	9/1/43	40	40
	Paramount Global	4.950%	5/19/50	75	68
	Rogers Communications Inc.	4.100%	10/1/23	135	137
[2]	Rogers Communications Inc.	2.950%	3/15/25	40	39
[2]	Rogers Communications Inc.	3.200%	3/15/27	115	112
[2]	Rogers Communications Inc.	3.800%	3/15/32	175	166
[2]	Rogers Communications Inc.	4.500%	3/15/42	65	61

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Rogers Communications Inc.	5.000%	3/15/44	95	94
	Rogers Communications Inc.	4.300%	2/15/48	75	65
	Rogers Communications Inc.	4.350%	5/1/49	105	94
	Rogers Communications Inc.	3.700%	11/15/49	105	85
[2]	Rogers Communications Inc.	4.550%	3/15/52	180	167
	Telefonica Emisiones SA	4.103%	3/8/27	220	220
	Telefonica Emisiones SA	7.045%	6/20/36	130	152
	Telefonica Emisiones SA	4.665%	3/6/38	90	84
	Telefonica Emisiones SA	5.213%	3/8/47	250	235
	Telefonica Emisiones SA	4.895%	3/6/48	85	77
	Telefonica Emisiones SA	5.520%	3/1/49	120	119
	Telefonica Europe BV	8.250%	9/15/30	145	180
	TELUS Corp.	4.600%	11/16/48	170	169
	Time Warner Cable LLC	6.550%	5/1/37	145	153
	Time Warner Cable LLC	7.300%	7/1/38	45	50
	Time Warner Cable LLC	6.750%	6/15/39	80	85
	Time Warner Cable LLC	5.875%	11/15/40	125	124
	Time Warner Cable LLC	5.500%	9/1/41	190	176
	Time Warner Cable LLC	4.500%	9/15/42	210	175
	Time Warner Entertainment Co. LP	8.375%	7/15/33	125	151
	T-Mobile USA Inc.	3.500%	4/15/25	365	363
	T-Mobile USA Inc.	1.500%	2/15/26	175	160
	T-Mobile USA Inc.	3.750%	4/15/27	345	340
	T-Mobile USA Inc.	2.050%	2/15/28	165	147
	T-Mobile USA Inc.	3.875%	4/15/30	525	505
	T-Mobile USA Inc.	2.550%	2/15/31	230	200
	T-Mobile USA Inc.	2.250%	11/15/31	135	112
[2]	T-Mobile USA Inc.	2.700%	3/15/32	80	69
	T-Mobile USA Inc.	4.375%	4/15/40	75	70
	T-Mobile USA Inc.	3.000%	2/15/41	335	264
	T-Mobile USA Inc.	4.500%	4/15/50	245	229
	T-Mobile USA Inc.	3.300%	2/15/51	405	314
[2]	T-Mobile USA Inc.	3.400%	10/15/52	155	120
	T-Mobile USA Inc.	3.600%	11/15/60	140	108
[1]	TWDC Enterprises 18 Corp.	3.150%	9/17/25	70	70
	TWDC Enterprises 18 Corp.	3.000%	2/13/26	74	73
[1]	TWDC Enterprises 18 Corp.	1.850%	7/30/26	120	113
[1]	TWDC Enterprises 18 Corp.	2.950%	6/15/27	45	44
[1]	TWDC Enterprises 18 Corp.	4.125%	6/1/44	75	72
	VeriSign Inc.	2.700%	6/15/31	90	76
	Verizon Communications Inc.	0.750%	3/22/24	40	39
	Verizon Communications Inc.	3.500%	11/1/24	210	213
	Verizon Communications Inc.	3.376%	2/15/25	130	131
	Verizon Communications Inc.	0.850%	11/20/25	200	185
	Verizon Communications Inc.	1.450%	3/20/26	280	260
	Verizon Communications Inc.	2.625%	8/15/26	245	236
	Verizon Communications Inc.	4.125%	3/16/27	345	353
	Verizon Communications Inc.	3.000%	3/22/27	105	102
	Verizon Communications Inc.	2.100%	3/22/28	345	314
	Verizon Communications Inc.	4.329%	9/21/28	215	219
	Verizon Communications Inc.	3.875%	2/8/29	65	65
	Verizon Communications Inc.	4.016%	12/3/29	320	318
	Verizon Communications Inc.	3.150%	3/22/30	125	117
	Verizon Communications Inc.	1.500%	9/18/30	130	108
	Verizon Communications Inc.	1.680%	10/30/30	250	208
	Verizon Communications Inc.	1.750%	1/20/31	200	166
	Verizon Communications Inc.	2.550%	3/21/31	345	306
	Verizon Communications Inc.	2.355%	3/15/32	242	208

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Verizon Communications Inc.	4.500%	8/10/33	210	214
Verizon Communications Inc.	4.400%	11/1/34	152	153
Verizon Communications Inc.	4.272%	1/15/36	57	56
Verizon Communications Inc.	5.250%	3/16/37	205	224
Verizon Communications Inc.	2.650%	11/20/40	200	155
Verizon Communications Inc.	3.400%	3/22/41	250	216
Verizon Communications Inc.	2.850%	9/3/41	130	104
Verizon Communications Inc.	4.125%	8/15/46	150	141
Verizon Communications Inc.	4.862%	8/21/46	140	146
Verizon Communications Inc.	4.522%	9/15/48	95	95
Verizon Communications Inc.	4.000%	3/22/50	250	229
Verizon Communications Inc.	2.875%	11/20/50	305	228
Verizon Communications Inc.	3.550%	3/22/51	610	517
Verizon Communications Inc.	2.987%	10/30/56	260	193
Verizon Communications Inc.	3.000%	11/20/60	255	186
Verizon Communications Inc.	3.700%	3/22/61	495	414
Vodafone Group plc	3.750%	1/16/24	168	170
Vodafone Group plc	4.125%	5/30/25	165	168
Vodafone Group plc	4.375%	5/30/28	75	76
Vodafone Group plc	6.150%	2/27/37	130	146
Vodafone Group plc	5.000%	5/30/38	75	76
Vodafone Group plc	4.375%	2/19/43	125	114
Vodafone Group plc	5.250%	5/30/48	330	330
Vodafone Group plc	4.875%	6/19/49	135	130
Vodafone Group plc	4.250%	9/17/50	190	168
Walt Disney Co.	1.750%	8/30/24	170	166
Walt Disney Co.	3.350%	3/24/25	85	86
Walt Disney Co.	1.750%	1/13/26	75	71
Walt Disney Co.	2.200%	1/13/28	105	98
Walt Disney Co.	2.000%	9/1/29	205	181
Walt Disney Co.	3.800%	3/22/30	105	104
Walt Disney Co.	2.650%	1/13/31	210	190
Walt Disney Co.	6.200%	12/15/34	115	136
Walt Disney Co.	6.400%	12/15/35	90	109
Walt Disney Co.	6.650%	11/15/37	145	181
Walt Disney Co.	4.625%	3/23/40	60	62
Walt Disney Co.	3.500%	5/13/40	155	138
Walt Disney Co.	2.750%	9/1/49	65	49
Walt Disney Co.	4.700%	3/23/50	145	151
Walt Disney Co.	3.600%	1/13/51	355	312
Walt Disney Co.	3.800%	5/13/60	100	88
Weibo Corp.	3.500%	7/5/24	75	74
Weibo Corp.	3.375%	7/8/30	10	8
WPP Finance 2010	3.750%	9/19/24	115	115
				41,801
Consumer Discretionary (7.1%)
Alibaba Group Holding Ltd.	3.600%	11/28/24	110	110
Alibaba Group Holding Ltd.	3.400%	12/6/27	125	120
Alibaba Group Holding Ltd.	2.125%	2/9/31	160	133
Alibaba Group Holding Ltd.	4.000%	12/6/37	175	152
Alibaba Group Holding Ltd.	2.700%	2/9/41	220	154
Alibaba Group Holding Ltd.	4.200%	12/6/47	100	83
Alibaba Group Holding Ltd.	3.150%	2/9/51	65	45
Alibaba Group Holding Ltd.	4.400%	12/6/57	105	87
Amazon.com Inc.	0.400%	6/3/23	40	39
Amazon.com Inc.	2.730%	4/13/24	135	136
Amazon.com Inc.	0.450%	5/12/24	170	163
Amazon.com Inc.	2.800%	8/22/24	255	256

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Amazon.com Inc.	3.800%	12/5/24	110	112
	Amazon.com Inc.	3.000%	4/13/25	50	50
	Amazon.com Inc.	0.800%	6/3/25	150	141
	Amazon.com Inc.	5.200%	12/3/25	20	21
	Amazon.com Inc.	1.000%	5/12/26	420	388
	Amazon.com Inc.	3.300%	4/13/27	125	125
	Amazon.com Inc.	1.200%	6/3/27	130	117
	Amazon.com Inc.	3.150%	8/22/27	330	327
	Amazon.com Inc.	1.650%	5/12/28	130	118
	Amazon.com Inc.	3.450%	4/13/29	165	164
	Amazon.com Inc.	1.500%	6/3/30	225	192
	Amazon.com Inc.	2.100%	5/12/31	185	163
	Amazon.com Inc.	3.600%	4/13/32	225	223
	Amazon.com Inc.	4.800%	12/5/34	110	120
	Amazon.com Inc.	3.875%	8/22/37	260	257
	Amazon.com Inc.	2.875%	5/12/41	130	109
	Amazon.com Inc.	4.950%	12/5/44	230	252
	Amazon.com Inc.	4.050%	8/22/47	275	270
	Amazon.com Inc.	2.500%	6/3/50	170	127
	Amazon.com Inc.	3.100%	5/12/51	335	280
	Amazon.com Inc.	3.950%	4/13/52	200	192
	Amazon.com Inc.	4.250%	8/22/57	165	164
	Amazon.com Inc.	2.700%	6/3/60	278	201
	Amazon.com Inc.	3.250%	5/12/61	170	138
	Amazon.com Inc.	4.100%	4/13/62	25	24
[1]	American Honda Finance Corp.	0.875%	7/7/23	130	128
[1]	American Honda Finance Corp.	0.650%	9/8/23	65	63
[1]	American Honda Finance Corp.	0.750%	8/9/24	100	95
[1]	American Honda Finance Corp.	1.200%	7/8/25	75	70
[1]	American Honda Finance Corp.	1.000%	9/10/25	10	9
[1]	American Honda Finance Corp.	2.000%	3/24/28	170	154
	Aptiv plc	3.100%	12/1/51	230	157
	AutoZone Inc.	4.000%	4/15/30	95	93
	BorgWarner Inc.	2.650%	7/1/27	110	102
	Daimler Finance North America LLC	8.500%	1/18/31	260	335
	eBay Inc.	3.450%	8/1/24	20	20
	eBay Inc.	1.900%	3/11/25	45	43
	eBay Inc.	1.400%	5/10/26	95	87
	eBay Inc.	3.600%	6/5/27	70	69
	eBay Inc.	2.700%	3/11/30	80	71
	eBay Inc.	2.600%	5/10/31	85	73
	eBay Inc.	4.000%	7/15/42	62	54
	eBay Inc.	3.650%	5/10/51	60	48
	General Motors Co.	4.875%	10/2/23	200	205
	General Motors Co.	5.400%	10/2/23	25	26
	General Motors Co.	6.125%	10/1/25	145	154
	General Motors Co.	4.200%	10/1/27	165	161
	General Motors Co.	6.800%	10/1/27	150	163
	General Motors Co.	5.000%	10/1/28	110	110
	General Motors Co.	5.000%	4/1/35	115	109
	General Motors Co.	6.600%	4/1/36	35	38
	General Motors Co.	5.150%	4/1/38	45	42
	General Motors Co.	6.250%	10/2/43	160	164
	General Motors Co.	5.200%	4/1/45	165	150
	General Motors Co.	6.750%	4/1/46	70	75
	General Motors Co.	5.400%	4/1/48	75	70
	General Motors Co.	5.950%	4/1/49	80	79
	General Motors Financial Co. Inc.	4.150%	6/19/23	145	146

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
General Motors Financial Co. Inc.	5.100%	1/17/24	70	72
General Motors Financial Co. Inc.	1.050%	3/8/24	160	154
General Motors Financial Co. Inc.	3.950%	4/13/24	67	68
General Motors Financial Co. Inc.	1.200%	10/15/24	185	175
General Motors Financial Co. Inc.	3.500%	11/7/24	75	75
General Motors Financial Co. Inc.	4.000%	1/15/25	100	100
General Motors Financial Co. Inc.	2.900%	2/26/25	140	137
General Motors Financial Co. Inc.	4.350%	4/9/25	60	61
General Motors Financial Co. Inc.	2.750%	6/20/25	25	24
General Motors Financial Co. Inc.	4.300%	7/13/25	85	86
General Motors Financial Co. Inc.	1.250%	1/8/26	110	99
General Motors Financial Co. Inc.	5.250%	3/1/26	165	170
General Motors Financial Co. Inc.	1.500%	6/10/26	210	188
General Motors Financial Co. Inc.	4.000%	10/6/26	155	153
General Motors Financial Co. Inc.	4.350%	1/17/27	85	84
General Motors Financial Co. Inc.	2.700%	8/20/27	40	36
General Motors Financial Co. Inc.	2.400%	4/10/28	105	92
General Motors Financial Co. Inc.	2.400%	10/15/28	65	56
General Motors Financial Co. Inc.	3.600%	6/21/30	65	58
General Motors Financial Co. Inc.	2.350%	1/8/31	10	8
General Motors Financial Co. Inc.	2.700%	6/10/31	20	17
General Motors Financial Co. Inc.	3.100%	1/12/32	150	127
Hasbro Inc.	3.900%	11/19/29	115	110
Home Depot Inc.	3.750%	2/15/24	210	214
Home Depot Inc.	3.350%	9/15/25	75	76
Home Depot Inc.	3.000%	4/1/26	160	160
Home Depot Inc.	2.125%	9/15/26	120	115
Home Depot Inc.	2.500%	4/15/27	75	72
Home Depot Inc.	2.875%	4/15/27	90	88
Home Depot Inc.	2.800%	9/14/27	20	20
Home Depot Inc.	1.500%	9/15/28	65	58
Home Depot Inc.	3.900%	12/6/28	90	92
Home Depot Inc.	2.950%	6/15/29	120	115
Home Depot Inc.	2.700%	4/15/30	140	130
Home Depot Inc.	1.375%	3/15/31	70	58
Home Depot Inc.	1.875%	9/15/31	150	128
Home Depot Inc.	3.250%	4/15/32	115	110
Home Depot Inc.	5.875%	12/16/36	234	282
Home Depot Inc.	3.300%	4/15/40	131	116
Home Depot Inc.	5.950%	4/1/41	55	65
Home Depot Inc.	4.200%	4/1/43	30	29
Home Depot Inc.	4.400%	3/15/45	190	191
Home Depot Inc.	4.250%	4/1/46	275	270
Home Depot Inc.	3.900%	6/15/47	125	117
Home Depot Inc.	4.500%	12/6/48	145	148
Home Depot Inc.	3.125%	12/15/49	120	98
Home Depot Inc.	3.350%	4/15/50	160	136
Home Depot Inc.	2.750%	9/15/51	85	65
Home Depot Inc.	3.625%	4/15/52	90	80
Home Depot Inc.	3.500%	9/15/56	230	198
Honda Motor Co. Ltd.	2.271%	3/10/25	405	395
Honda Motor Co. Ltd.	2.534%	3/10/27	160	153
Honda Motor Co. Ltd.	2.967%	3/10/32	95	87
Hyatt Hotels Corp.	1.800%	10/1/24	80	77
Lennar Corp.	4.750%	11/29/27	205	206
Lowe's Cos. Inc.	4.000%	4/15/25	85	87
Lowe's Cos. Inc.	3.375%	9/15/25	50	50
Lowe's Cos. Inc.	2.500%	4/15/26	150	145

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lowe's Cos. Inc.	3.100%	5/3/27	270	263
	Lowe's Cos. Inc.	1.300%	4/15/28	25	22
	Lowe's Cos. Inc.	1.700%	9/15/28	70	61
	Lowe's Cos. Inc.	3.650%	4/5/29	181	176
	Lowe's Cos. Inc.	4.500%	4/15/30	65	66
	Lowe's Cos. Inc.	1.700%	10/15/30	120	100
	Lowe's Cos. Inc.	2.625%	4/1/31	135	119
	Lowe's Cos. Inc.	3.750%	4/1/32	130	124
	Lowe's Cos. Inc.	2.800%	9/15/41	60	46
	Lowe's Cos. Inc.	3.700%	4/15/46	195	166
	Lowe's Cos. Inc.	4.050%	5/3/47	135	119
	Lowe's Cos. Inc.	3.000%	10/15/50	180	135
	Lowe's Cos. Inc.	4.250%	4/1/52	165	149
	Lowe's Cos. Inc.	4.450%	4/1/62	65	59
	Magna International Inc.	3.625%	6/15/24	110	110
	Magna International Inc.	2.450%	6/15/30	55	48
[1]	Marriott International Inc.	3.125%	6/15/26	55	53
[1]	Marriott International Inc.	4.625%	6/15/30	155	154
[1]	Marriott International Inc.	2.850%	4/15/31	65	56
[1]	Marriott International Inc.	3.500%	10/15/32	70	63
[1]	McDonald's Corp.	3.300%	7/1/25	25	25
[1]	McDonald's Corp.	3.700%	1/30/26	125	126
[1]	McDonald's Corp.	3.500%	3/1/27	50	50
[1]	McDonald's Corp.	3.500%	7/1/27	105	105
[1]	McDonald's Corp.	3.800%	4/1/28	195	196
[1]	McDonald's Corp.	2.625%	9/1/29	194	178
[1]	McDonald's Corp.	2.125%	3/1/30	50	44
[1]	McDonald's Corp.	3.600%	7/1/30	30	29
[1]	McDonald's Corp.	4.700%	12/9/35	180	187
[1]	McDonald's Corp.	6.300%	10/15/37	105	125
[1]	McDonald's Corp.	6.300%	3/1/38	165	195
[1]	McDonald's Corp.	4.875%	12/9/45	85	88
[1]	McDonald's Corp.	4.450%	3/1/47	100	97
[1]	McDonald's Corp.	4.450%	9/1/48	87	84
[1]	McDonald's Corp.	3.625%	9/1/49	40	35
[1]	McDonald's Corp.	4.200%	4/1/50	20	19
	NIKE Inc.	2.400%	3/27/25	45	45
	NIKE Inc.	2.375%	11/1/26	220	214
	NIKE Inc.	2.750%	3/27/27	69	68
	NIKE Inc.	2.850%	3/27/30	125	118
	NIKE Inc.	3.250%	3/27/40	120	107
	NIKE Inc.	3.875%	11/1/45	20	19
	NIKE Inc.	3.375%	3/27/50	173	153
	NVR Inc.	3.000%	5/15/30	62	56
	O'Reilly Automotive Inc.	3.600%	9/1/27	80	79
	Ralph Lauren Corp.	2.950%	6/15/30	60	54
	Stanley Black & Decker Inc.	2.300%	3/15/30	50	44
	Stanley Black & Decker Inc.	2.750%	11/15/50	45	32
[1]	Stanley Black & Decker Inc.	4.000%	3/15/60	85	79
	Starbucks Corp.	3.850%	10/1/23	60	61
	Starbucks Corp.	3.800%	8/15/25	150	152
	Starbucks Corp.	4.000%	11/15/28	70	70
	Starbucks Corp.	3.550%	8/15/29	225	217
	Starbucks Corp.	2.250%	3/12/30	50	43
	Starbucks Corp.	2.550%	11/15/30	85	75
	Starbucks Corp.	4.500%	11/15/48	60	57
	Starbucks Corp.	4.450%	8/15/49	125	117
	Starbucks Corp.	3.500%	11/15/50	110	90

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	VF Corp.	2.400%	4/23/25	150	145
	VF Corp.	2.950%	4/23/30	35	32
	Walgreens Boots Alliance Inc.	0.950%	11/17/23	50	49
					21,545
Consumer Staples (4.0%)
	Archer-Daniels-Midland Co.	2.500%	8/11/26	215	210
	Archer-Daniels-Midland Co.	3.250%	3/27/30	85	82
	Archer-Daniels-Midland Co.	2.700%	9/15/51	85	66
	Bunge Ltd. Finance Corp.	2.750%	5/14/31	125	108
	Campbell Soup Co.	3.950%	3/15/25	190	192
	Campbell Soup Co.	4.150%	3/15/28	55	55
	Coca-Cola Co.	1.750%	9/6/24	60	59
	Coca-Cola Co.	3.375%	3/25/27	80	81
	Coca-Cola Co.	1.450%	6/1/27	75	69
	Coca-Cola Co.	1.500%	3/5/28	100	91
	Coca-Cola Co.	1.000%	3/15/28	215	190
	Coca-Cola Co.	2.125%	9/6/29	180	164
	Coca-Cola Co.	3.450%	3/25/30	105	104
	Coca-Cola Co.	1.650%	6/1/30	65	56
	Coca-Cola Co.	2.000%	3/5/31	215	190
	Coca-Cola Co.	1.375%	3/15/31	80	67
	Coca-Cola Co.	2.250%	1/5/32	165	147
	Coca-Cola Co.	2.500%	6/1/40	130	106
	Coca-Cola Co.	2.875%	5/5/41	110	94
	Coca-Cola Co.	2.600%	6/1/50	98	76
	Coca-Cola Co.	3.000%	3/5/51	165	138
	Coca-Cola Co.	2.500%	3/15/51	105	79
	Coca-Cola Co.	2.750%	6/1/60	135	101
	Conagra Brands Inc.	4.300%	5/1/24	105	106
	Conagra Brands Inc.	4.600%	11/1/25	125	127
	Conagra Brands Inc.	1.375%	11/1/27	25	22
	Conagra Brands Inc.	4.850%	11/1/28	60	61
	Conagra Brands Inc.	5.300%	11/1/38	40	40
	Conagra Brands Inc.	5.400%	11/1/48	160	161
	Dollar General Corp.	3.500%	4/3/30	60	56
	Dollar Tree Inc.	4.000%	5/15/25	105	106
	Dollar Tree Inc.	4.200%	5/15/28	160	160
	Dollar Tree Inc.	2.650%	12/1/31	60	51
	General Mills Inc.	4.000%	4/17/25	60	61
	General Mills Inc.	4.200%	4/17/28	80	81
	General Mills Inc.	2.875%	4/15/30	85	77
[2]	GSK Consumer Healthcare Capital UK plc	3.125%	3/24/25	300	297
[2]	GSK Consumer Healthcare Capital US LLC	3.375%	3/24/27	100	98
[2]	GSK Consumer Healthcare Capital US LLC	3.625%	3/24/32	250	239
[2]	GSK Consumer Healthcare Capital US LLC	4.000%	3/24/52	50	45
	Hormel Foods Corp.	0.650%	6/3/24	150	144
	Hormel Foods Corp.	1.700%	6/3/28	10	9
	Hormel Foods Corp.	1.800%	6/11/30	40	34
	J M Smucker Co.	3.500%	3/15/25	110	110
	Kellogg Co.	3.250%	4/1/26	115	114
	Keurig Dr Pepper Inc.	0.750%	3/15/24	75	72
	Keurig Dr Pepper Inc.	4.597%	5/25/28	100	102
	Keurig Dr Pepper Inc.	3.950%	4/15/29	90	88
	Keurig Dr Pepper Inc.	3.200%	5/1/30	80	74
	Keurig Dr Pepper Inc.	4.050%	4/15/32	75	72
	Keurig Dr Pepper Inc.	3.800%	5/1/50	70	59
	Keurig Dr Pepper Inc.	4.500%	4/15/52	105	97
	Kimberly-Clark Corp.	3.100%	3/26/30	65	62

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Kraft Heinz Foods Co.	3.000%	6/1/26	165	159
Kraft Heinz Foods Co.	3.875%	5/15/27	170	168
Kraft Heinz Foods Co.	6.875%	1/26/39	70	81
Kraft Heinz Foods Co.	5.000%	6/4/42	135	129
Kraft Heinz Foods Co.	5.200%	7/15/45	160	156
Kraft Heinz Foods Co.	4.375%	6/1/46	245	217
Kraft Heinz Foods Co.	4.875%	10/1/49	130	122
Kraft Heinz Foods Co.	5.500%	6/1/50	70	71
McCormick & Co. Inc.	3.400%	8/15/27	80	78
Mead Johnson Nutrition Co.	4.125%	11/15/25	66	67
Mondelez International Inc.	1.500%	5/4/25	155	147
Mondelez International Inc.	2.750%	4/13/30	12	11
Mondelez International Inc.	2.625%	9/4/50	145	104
PepsiCo Inc.	0.400%	10/7/23	145	142
PepsiCo Inc.	3.600%	3/1/24	81	82
PepsiCo Inc.	2.250%	3/19/25	155	153
PepsiCo Inc.	2.750%	4/30/25	100	100
PepsiCo Inc.	2.850%	2/24/26	20	20
PepsiCo Inc.	2.375%	10/6/26	80	78
PepsiCo Inc.	3.000%	10/15/27	125	125
PepsiCo Inc.	2.625%	7/29/29	165	156
PepsiCo Inc.	2.750%	3/19/30	120	113
PepsiCo Inc.	1.625%	5/1/30	65	56
PepsiCo Inc.	1.950%	10/21/31	140	123
PepsiCo Inc.	2.625%	10/21/41	130	107
PepsiCo Inc.	4.450%	4/14/46	150	157
PepsiCo Inc.	3.450%	10/6/46	110	99
PepsiCo Inc.	2.875%	10/15/49	50	42
PepsiCo Inc.	3.625%	3/19/50	90	85
PepsiCo Inc.	2.750%	10/21/51	100	81
Procter & Gamble Co.	3.100%	8/15/23	135	137
Procter & Gamble Co.	0.550%	10/29/25	225	210
Procter & Gamble Co.	1.000%	4/23/26	10	9
Procter & Gamble Co.	2.450%	11/3/26	195	190
Procter & Gamble Co.	2.850%	8/11/27	115	113
Procter & Gamble Co.	3.000%	3/25/30	65	63
Procter & Gamble Co.	1.200%	10/29/30	75	63
Procter & Gamble Co.	1.950%	4/23/31	90	80
Sysco Corp.	3.750%	10/1/25	25	25
Sysco Corp.	3.300%	7/15/26	160	158
Sysco Corp.	3.250%	7/15/27	115	112
Sysco Corp.	5.950%	4/1/30	17	19
Sysco Corp.	6.600%	4/1/50	140	171
Target Corp.	3.500%	7/1/24	55	56
Target Corp.	2.250%	4/15/25	175	172
Target Corp.	2.500%	4/15/26	35	34
Target Corp.	1.950%	1/15/27	60	57
Target Corp.	3.375%	4/15/29	105	103
Target Corp.	2.350%	2/15/30	120	109
Target Corp.	4.000%	7/1/42	85	82
Target Corp.	2.950%	1/15/52	90	72
Tyson Foods Inc.	3.950%	8/15/24	117	119
Tyson Foods Inc.	4.000%	3/1/26	45	45
Tyson Foods Inc.	3.550%	6/2/27	220	218
Tyson Foods Inc.	4.550%	6/2/47	55	53
Tyson Foods Inc.	5.100%	9/28/48	115	120
Unilever Capital Corp.	2.600%	5/5/24	165	164
Unilever Capital Corp.	2.900%	5/5/27	115	112

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Unilever Capital Corp.	3.500%	3/22/28	45	45
	Unilever Capital Corp.	2.125%	9/6/29	25	22
	Unilever Capital Corp.	1.750%	8/12/31	90	76
	Unilever Capital Corp.	5.900%	11/15/32	130	152
	Walgreens Boots Alliance Inc.	3.800%	11/18/24	105	106
	Walgreens Boots Alliance Inc.	3.450%	6/1/26	75	74
	Walgreens Boots Alliance Inc.	4.800%	11/18/44	95	89
	Walgreens Boots Alliance Inc.	4.100%	4/15/50	40	33
					12,042
Financials (41.3%)
[1]	Aegon NV	5.500%	4/11/48	70	70
	AerCap Ireland Capital DAC	4.500%	9/15/23	40	40
	AerCap Ireland Capital DAC	1.150%	10/29/23	150	144
	AerCap Ireland Capital DAC	4.875%	1/16/24	95	96
	AerCap Ireland Capital DAC	3.150%	2/15/24	50	49
	AerCap Ireland Capital DAC	2.875%	8/14/24	264	255
	AerCap Ireland Capital DAC	1.650%	10/29/24	260	244
[1]	AerCap Ireland Capital DAC	1.750%	10/29/24	100	94
	AerCap Ireland Capital DAC	3.500%	1/15/25	55	53
	AerCap Ireland Capital DAC	6.500%	7/15/25	125	131
	AerCap Ireland Capital DAC	1.750%	1/30/26	25	22
	AerCap Ireland Capital DAC	2.450%	10/29/26	320	287
	AerCap Ireland Capital DAC	3.650%	7/21/27	170	160
	AerCap Ireland Capital DAC	3.000%	10/29/28	215	188
	AerCap Ireland Capital DAC	3.300%	1/30/32	400	338
	AerCap Ireland Capital DAC	3.400%	10/29/33	125	104
	AerCap Ireland Capital DAC	3.850%	10/29/41	185	144
	Aflac Inc.	3.625%	11/15/24	140	142
	Aflac Inc.	3.600%	4/1/30	115	113
	Air Lease Corp.	3.000%	9/15/23	120	119
[1]	Air Lease Corp.	0.700%	2/15/24	10	9
[1]	Air Lease Corp.	2.300%	2/1/25	125	119
	Air Lease Corp.	3.375%	7/1/25	50	49
[1]	Air Lease Corp.	2.875%	1/15/26	130	123
[1]	Air Lease Corp.	3.750%	6/1/26	185	179
	Air Lease Corp.	1.875%	8/15/26	20	18
	Air Lease Corp.	3.125%	12/1/30	105	90
[1]	Allstate Corp.	5.750%	8/15/53	30	28
	Ally Financial Inc.	3.050%	6/5/23	100	100
	Ally Financial Inc.	1.450%	10/2/23	125	122
	Ally Financial Inc.	3.875%	5/21/24	85	86
	Ally Financial Inc.	5.800%	5/1/25	220	231
	Ally Financial Inc.	2.200%	11/2/28	135	116
[1]	Ally Financial Inc.	8.000%	11/1/31	168	198
	American Express Co.	3.700%	8/3/23	115	117
	American Express Co.	0.750%	11/3/23	110	107
	American Express Co.	3.400%	2/22/24	130	131
	American Express Co.	2.500%	7/30/24	125	124
	American Express Co.	3.000%	10/30/24	195	195
	American Express Co.	2.250%	3/4/25	160	156
	American Express Co.	4.200%	11/6/25	25	26
	American Express Co.	3.125%	5/20/26	110	109
	American Express Co.	1.650%	11/4/26	135	124
	American Express Co.	3.300%	5/3/27	377	369
	American Express Co.	4.050%	12/3/42	80	75
	American International Group Inc.	2.500%	6/30/25	110	107
	American International Group Inc.	3.900%	4/1/26	165	166
	American International Group Inc.	4.800%	7/10/45	10	10

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	American International Group Inc.	4.750%	4/1/48	175	178
[1]	American International Group Inc.	5.750%	4/1/48	10	9
	American International Group Inc.	4.375%	6/30/50	20	19
	Ameriprise Financial Inc.	4.000%	10/15/23	140	142
	Aon Corp.	3.750%	5/2/29	10	10
	Aon Corp.	2.800%	5/15/30	95	86
	Aon Corp.	3.900%	2/28/52	105	90
	Aon Global Ltd.	3.875%	12/15/25	115	116
	Arch Capital Group Ltd.	3.635%	6/30/50	95	79
	Arthur J Gallagher & Co.	3.500%	5/20/51	95	76
	Athene Holding Ltd.	4.125%	1/12/28	380	366
[1]	Australia & New Zealand Banking Group Ltd.	3.700%	11/16/25	95	96
	AXA SA	8.600%	12/15/30	110	134
	Banco Bilbao Vizcaya Argentaria SA	0.875%	9/18/23	135	131
	Banco Bilbao Vizcaya Argentaria SA	1.125%	9/18/25	70	64
	Banco Santander SA	2.706%	6/27/24	290	286
	Banco Santander SA	0.701%	6/30/24	180	175
	Banco Santander SA	2.746%	5/28/25	110	106
	Banco Santander SA	5.179%	11/19/25	60	61
	Banco Santander SA	1.849%	3/25/26	40	37
	Banco Santander SA	4.250%	4/11/27	160	158
	Banco Santander SA	1.722%	9/14/27	20	18
	Banco Santander SA	3.800%	2/23/28	75	72
	Banco Santander SA	4.379%	4/12/28	25	25
	Banco Santander SA	3.306%	6/27/29	20	19
	Banco Santander SA	3.490%	5/28/30	190	174
	Banco Santander SA	2.749%	12/3/30	75	62
	Banco Santander SA	2.958%	3/25/31	100	87
	Banco Santander SA	3.225%	11/22/32	240	199
	Bank of America Corp.	4.100%	7/24/23	310	316
[1]	Bank of America Corp.	4.125%	1/22/24	185	189
[1]	Bank of America Corp.	4.000%	4/1/24	200	204
[1]	Bank of America Corp.	0.523%	6/14/24	220	214
[1]	Bank of America Corp.	3.864%	7/23/24	300	302
[1]	Bank of America Corp.	4.200%	8/26/24	365	371
[1]	Bank of America Corp.	0.810%	10/24/24	225	217
[1]	Bank of America Corp.	4.000%	1/22/25	250	252
	Bank of America Corp.	1.843%	2/4/25	200	195
[1]	Bank of America Corp.	3.458%	3/15/25	225	225
[1]	Bank of America Corp.	3.950%	4/21/25	170	171
	Bank of America Corp.	0.976%	4/22/25	125	119
	Bank of America Corp.	3.841%	4/25/25	100	101
[1]	Bank of America Corp.	3.875%	8/1/25	130	132
[1]	Bank of America Corp.	0.981%	9/25/25	285	268
[1]	Bank of America Corp.	3.093%	10/1/25	160	158
[1]	Bank of America Corp.	2.456%	10/22/25	175	170
[1]	Bank of America Corp.	1.530%	12/6/25	120	114
[1]	Bank of America Corp.	3.366%	1/23/26	50	49
[1]	Bank of America Corp.	2.015%	2/13/26	310	295
[1]	Bank of America Corp.	4.450%	3/3/26	220	223
[1]	Bank of America Corp.	3.384%	4/2/26	540	533
[1]	Bank of America Corp.	3.500%	4/19/26	150	149
[1]	Bank of America Corp.	1.319%	6/19/26	285	263
[1]	Bank of America Corp.	4.250%	10/22/26	183	185
[1]	Bank of America Corp.	1.197%	10/24/26	355	324
[1]	Bank of America Corp.	1.658%	3/11/27	50	46
[1]	Bank of America Corp.	3.559%	4/23/27	235	231
	Bank of America Corp.	1.734%	7/22/27	440	401

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Bank of America Corp.	3.248%	10/21/27	195	189
[1]	Bank of America Corp.	4.183%	11/25/27	250	249
[1]	Bank of America Corp.	3.824%	1/20/28	210	207
	Bank of America Corp.	2.551%	2/4/28	205	192
[1]	Bank of America Corp.	3.705%	4/24/28	135	132
	Bank of America Corp.	4.376%	4/27/28	100	101
[1]	Bank of America Corp.	3.593%	7/21/28	125	122
[1]	Bank of America Corp.	3.419%	12/20/28	398	381
[1]	Bank of America Corp.	3.970%	3/5/29	425	417
[1]	Bank of America Corp.	2.087%	6/14/29	320	283
[1]	Bank of America Corp.	4.271%	7/23/29	298	297
[1]	Bank of America Corp.	3.974%	2/7/30	270	263
[1]	Bank of America Corp.	3.194%	7/23/30	150	139
[1]	Bank of America Corp.	2.884%	10/22/30	285	258
[1]	Bank of America Corp.	2.496%	2/13/31	265	233
[1]	Bank of America Corp.	2.592%	4/29/31	325	285
[1]	Bank of America Corp.	1.898%	7/23/31	225	187
[1]	Bank of America Corp.	1.922%	10/24/31	200	165
[1]	Bank of America Corp.	2.651%	3/11/32	165	144
	Bank of America Corp.	2.687%	4/22/32	310	271
	Bank of America Corp.	2.299%	7/21/32	360	302
	Bank of America Corp.	2.572%	10/20/32	155	133
	Bank of America Corp.	2.972%	2/4/33	290	257
	Bank of America Corp.	4.571%	4/27/33	360	364
	Bank of America Corp.	2.482%	9/21/36	160	130
	Bank of America Corp.	6.110%	1/29/37	240	272
	Bank of America Corp.	3.846%	3/8/37	25	23
[1]	Bank of America Corp.	4.244%	4/24/38	195	190
	Bank of America Corp.	7.750%	5/14/38	340	445
[1]	Bank of America Corp.	4.078%	4/23/40	140	131
[1]	Bank of America Corp.	2.676%	6/19/41	485	373
[1]	Bank of America Corp.	5.875%	2/7/42	170	195
	Bank of America Corp.	3.311%	4/22/42	215	180
[1]	Bank of America Corp.	5.000%	1/21/44	85	88
[1]	Bank of America Corp.	4.443%	1/20/48	205	200
[1]	Bank of America Corp.	3.946%	1/23/49	105	95
[1]	Bank of America Corp.	4.330%	3/15/50	365	348
[1]	Bank of America Corp.	4.083%	3/20/51	305	281
[1]	Bank of America Corp.	2.831%	10/24/51	65	48
[1]	Bank of America Corp.	3.483%	3/13/52	215	181
	Bank of America Corp.	2.972%	7/21/52	315	237
[1]	Bank of America NA	6.000%	10/15/36	195	224
	Bank of Montreal	0.450%	12/8/23	179	173
[1]	Bank of Montreal	3.300%	2/5/24	75	75
[1]	Bank of Montreal	2.150%	3/8/24	50	49
[1]	Bank of Montreal	2.500%	6/28/24	75	74
[1]	Bank of Montreal	0.625%	7/9/24	285	270
[1]	Bank of Montreal	1.500%	1/10/25	80	76
[1]	Bank of Montreal	1.850%	5/1/25	95	91
[3]	Bank of Montreal	3.700%	6/7/25	90	90
[1]	Bank of Montreal	1.250%	9/15/26	200	180
[1]	Bank of Montreal	0.949%	1/22/27	35	32
[1]	Bank of Montreal	2.650%	3/8/27	100	94
[1]	Bank of Montreal	4.338%	10/5/28	89	90
[1]	Bank of Montreal	3.803%	12/15/32	110	105
	Bank of Montreal	3.088%	1/10/37	105	89
[1]	Bank of New York Mellon Corp.	3.450%	8/11/23	60	61
[1]	Bank of New York Mellon Corp.	2.200%	8/16/23	86	86

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Bank of New York Mellon Corp.	0.350%	12/7/23	170	164
[1]	Bank of New York Mellon Corp.	3.650%	2/4/24	20	20
[1]	Bank of New York Mellon Corp.	2.100%	10/24/24	130	128
[1]	Bank of New York Mellon Corp.	3.000%	2/24/25	60	60
[1]	Bank of New York Mellon Corp.	1.600%	4/24/25	135	129
[1]	Bank of New York Mellon Corp.	2.800%	5/4/26	100	98
[1]	Bank of New York Mellon Corp.	2.450%	8/17/26	10	10
	Bank of New York Mellon Corp.	2.050%	1/26/27	60	56
[1]	Bank of New York Mellon Corp.	3.250%	5/16/27	80	79
[1]	Bank of New York Mellon Corp.	3.400%	1/29/28	79	78
[1]	Bank of New York Mellon Corp.	3.442%	2/7/28	135	133
[1]	Bank of New York Mellon Corp.	3.850%	4/28/28	140	141
[1]	Bank of New York Mellon Corp.	3.300%	8/23/29	40	38
	Bank of Nova Scotia	0.400%	9/15/23	60	58
	Bank of Nova Scotia	3.400%	2/11/24	90	90
	Bank of Nova Scotia	0.700%	4/15/24	205	196
	Bank of Nova Scotia	0.650%	7/31/24	35	33
	Bank of Nova Scotia	1.450%	1/10/25	120	114
	Bank of Nova Scotia	2.200%	2/3/25	220	213
	Bank of Nova Scotia	3.450%	4/11/25	160	159
	Bank of Nova Scotia	1.300%	6/11/25	145	136
	Bank of Nova Scotia	4.500%	12/16/25	160	163
	Bank of Nova Scotia	1.050%	3/2/26	160	145
	Bank of Nova Scotia	1.350%	6/24/26	65	59
	Bank of Nova Scotia	2.700%	8/3/26	90	86
	Bank of Nova Scotia	1.300%	9/15/26	100	90
	Bank of Nova Scotia	1.950%	2/2/27	50	46
	Bank of Nova Scotia	2.450%	2/2/32	75	64
	Bank of Nova Scotia	4.588%	5/4/37	140	132
	Barclays plc	4.375%	9/11/24	275	279
	Barclays plc	3.650%	3/16/25	120	120
[1]	Barclays plc	3.932%	5/7/25	180	180
	Barclays plc	4.375%	1/12/26	165	166
[1]	Barclays plc	2.852%	5/7/26	50	48
	Barclays plc	5.200%	5/12/26	279	285
	Barclays plc	2.279%	11/24/27	255	231
	Barclays plc	4.337%	1/10/28	25	25
	Barclays plc	4.836%	5/9/28	140	138
[1]	Barclays plc	4.972%	5/16/29	195	197
[1]	Barclays plc	5.088%	6/20/30	110	108
	Barclays plc	2.645%	6/24/31	120	102
	Barclays plc	2.667%	3/10/32	175	148
	Barclays plc	2.894%	11/24/32	100	84
	Barclays plc	3.564%	9/23/35	45	39
	Barclays plc	3.811%	3/10/42	85	67
	Barclays plc	3.330%	11/24/42	90	70
	Barclays plc	5.250%	8/17/45	190	192
	Barclays plc	4.950%	1/10/47	90	89
	BlackRock Inc.	3.500%	3/18/24	130	132
	BlackRock Inc.	3.250%	4/30/29	100	97
	BlackRock Inc.	2.400%	4/30/30	93	84
	BlackRock Inc.	1.900%	1/28/31	90	77
	BlackRock Inc.	2.100%	2/25/32	80	68
[1]	BNP Paribas SA	4.250%	10/15/24	100	101
	BPCE SA	4.000%	4/15/24	165	167
	Brighthouse Financial Inc.	4.700%	6/22/47	43	36
	Canadian Imperial Bank of Commerce	0.450%	6/22/23	115	112
	Canadian Imperial Bank of Commerce	0.950%	6/23/23	60	59

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Canadian Imperial Bank of Commerce	3.500%	9/13/23	140	142
	Canadian Imperial Bank of Commerce	0.500%	12/14/23	25	24
	Canadian Imperial Bank of Commerce	3.100%	4/2/24	165	165
	Canadian Imperial Bank of Commerce	2.250%	1/28/25	75	73
	Canadian Imperial Bank of Commerce	3.300%	4/7/25	115	114
	Canadian Imperial Bank of Commerce	1.250%	6/22/26	130	117
	Canadian Imperial Bank of Commerce	3.450%	4/7/27	65	63
	Canadian Imperial Bank of Commerce	3.600%	4/7/32	65	61
	Capital One Financial Corp.	3.500%	6/15/23	25	25
	Capital One Financial Corp.	3.900%	1/29/24	395	399
	Capital One Financial Corp.	3.750%	4/24/24	55	55
	Capital One Financial Corp.	3.300%	10/30/24	185	184
	Capital One Financial Corp.	3.200%	2/5/25	110	109
	Capital One Financial Corp.	4.250%	4/30/25	10	10
	Capital One Financial Corp.	4.200%	10/29/25	105	106
	Capital One Financial Corp.	2.636%	3/3/26	50	48
	Capital One Financial Corp.	3.750%	7/28/26	160	157
	Capital One Financial Corp.	3.750%	3/9/27	100	98
	Capital One Financial Corp.	3.650%	5/11/27	125	122
	Capital One Financial Corp.	1.878%	11/2/27	50	45
	Capital One Financial Corp.	3.800%	1/31/28	110	107
	Capital One Financial Corp.	3.273%	3/1/30	115	105
	Capital One Financial Corp.	2.359%	7/29/32	120	95
	Capital One Financial Corp.	5.268%	5/10/33	100	103
	Charles Schwab Corp.	0.750%	3/18/24	70	68
	Charles Schwab Corp.	3.850%	5/21/25	45	46
	Charles Schwab Corp.	0.900%	3/11/26	75	68
	Charles Schwab Corp.	1.150%	5/13/26	175	160
	Charles Schwab Corp.	2.450%	3/3/27	25	24
	Charles Schwab Corp.	2.000%	3/20/28	140	128
	Charles Schwab Corp.	1.650%	3/11/31	125	103
	Charles Schwab Corp.	2.300%	5/13/31	35	30
	Charles Schwab Corp.	1.950%	12/1/31	170	142
	Charles Schwab Corp.	2.900%	3/3/32	25	23
	Chubb Corp.	6.000%	5/11/37	100	122
	Chubb INA Holdings Inc.	3.150%	3/15/25	75	75
	Chubb INA Holdings Inc.	3.350%	5/3/26	135	135
	Chubb INA Holdings Inc.	1.375%	9/15/30	80	66
	Chubb INA Holdings Inc.	4.350%	11/3/45	95	93
	Chubb INA Holdings Inc.	3.050%	12/15/61	100	76
	CI Financial Corp.	3.200%	12/17/30	50	41
	CI Financial Corp.	4.100%	6/15/51	100	74
[1]	Citibank NA	3.650%	1/23/24	70	71
	Citigroup Inc.	3.875%	10/25/23	175	179
[1]	Citigroup Inc.	4.044%	6/1/24	240	243
	Citigroup Inc.	4.000%	8/5/24	65	66
	Citigroup Inc.	0.776%	10/30/24	140	135
	Citigroup Inc.	3.875%	3/26/25	100	100
[1]	Citigroup Inc.	3.352%	4/24/25	245	243
	Citigroup Inc.	3.300%	4/27/25	210	210
	Citigroup Inc.	0.981%	5/1/25	160	152
	Citigroup Inc.	4.140%	5/24/25	100	101
	Citigroup Inc.	4.400%	6/10/25	135	137
	Citigroup Inc.	5.500%	9/13/25	175	183
	Citigroup Inc.	1.281%	11/3/25	305	288
	Citigroup Inc.	3.700%	1/12/26	250	249
	Citigroup Inc.	2.014%	1/25/26	330	314
	Citigroup Inc.	4.600%	3/9/26	125	127

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Citigroup Inc.	3.290%	3/17/26	50	49
[1]	Citigroup Inc.	3.106%	4/8/26	325	318
	Citigroup Inc.	3.400%	5/1/26	225	222
	Citigroup Inc.	3.200%	10/21/26	190	185
	Citigroup Inc.	4.300%	11/20/26	75	76
	Citigroup Inc.	1.122%	1/28/27	135	122
	Citigroup Inc.	1.462%	6/9/27	510	459
	Citigroup Inc.	4.450%	9/29/27	265	266
[1]	Citigroup Inc.	3.887%	1/10/28	230	227
	Citigroup Inc.	4.658%	5/24/28	100	102
[1]	Citigroup Inc.	3.668%	7/24/28	210	205
	Citigroup Inc.	4.125%	7/25/28	160	158
[1]	Citigroup Inc.	3.520%	10/27/28	340	328
[1]	Citigroup Inc.	4.075%	4/23/29	250	246
[1]	Citigroup Inc.	3.980%	3/20/30	210	203
[1]	Citigroup Inc.	2.976%	11/5/30	225	203
[1]	Citigroup Inc.	2.666%	1/29/31	290	256
[1]	Citigroup Inc.	4.412%	3/31/31	215	213
[1]	Citigroup Inc.	2.572%	6/3/31	175	152
	Citigroup Inc.	2.561%	5/1/32	185	159
	Citigroup Inc.	6.625%	6/15/32	65	74
	Citigroup Inc.	2.520%	11/3/32	235	199
	Citigroup Inc.	3.057%	1/25/33	170	151
	Citigroup Inc.	3.785%	3/17/33	240	226
	Citigroup Inc.	4.910%	5/24/33	180	185
[1]	Citigroup Inc.	3.878%	1/24/39	96	88
	Citigroup Inc.	8.125%	7/15/39	137	190
[1]	Citigroup Inc.	5.316%	3/26/41	205	219
	Citigroup Inc.	5.875%	1/30/42	170	192
	Citigroup Inc.	2.904%	11/3/42	50	39
	Citigroup Inc.	6.675%	9/13/43	85	102
	Citigroup Inc.	5.300%	5/6/44	110	113
	Citigroup Inc.	4.650%	7/30/45	195	193
	Citigroup Inc.	4.750%	5/18/46	220	210
[1]	Citigroup Inc.	4.281%	4/24/48	50	48
	Citigroup Inc.	4.650%	7/23/48	240	240
	CME Group Inc.	3.000%	3/15/25	180	180
	CME Group Inc.	5.300%	9/15/43	53	59
	Comerica Inc.	3.700%	7/31/23	145	146
	Cooperatieve Rabobank UA	0.375%	1/12/24	205	196
[1]	Cooperatieve Rabobank UA	3.375%	5/21/25	120	120
	Cooperatieve Rabobank UA	4.375%	8/4/25	35	35
[1]	Cooperatieve Rabobank UA	3.750%	7/21/26	170	166
[1]	Cooperatieve Rabobank UA	5.250%	5/24/41	105	120
	Cooperatieve Rabobank UA	5.750%	12/1/43	185	205
	Cooperatieve Rabobank UA	5.250%	8/4/45	45	46
[2]	Corebridge Financial Inc.	3.500%	4/4/25	220	218
[2]	Corebridge Financial Inc.	3.650%	4/5/27	115	112
[2]	Corebridge Financial Inc.	3.850%	4/5/29	90	86
[2]	Corebridge Financial Inc.	3.900%	4/5/32	160	152
[2]	Corebridge Financial Inc.	4.400%	4/5/52	125	112
[1]	Credit Suisse AG	0.520%	8/9/23	60	58
	Credit Suisse AG	0.495%	2/2/24	120	115
[1]	Credit Suisse AG	3.625%	9/9/24	335	334
	Credit Suisse AG	3.700%	2/21/25	250	249
	Credit Suisse AG	2.950%	4/9/25	105	103
	Credit Suisse AG	1.250%	8/7/26	150	134
	Credit Suisse Group AG	3.800%	6/9/23	75	75

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Credit Suisse Group AG	3.750%	3/26/25	425	420
	Credit Suisse Group AG	4.550%	4/17/26	195	195
	Credit Suisse Group AG	4.875%	5/15/45	185	172
[1]	Deutsche Bank AG	0.962%	11/8/23	60	58
	Deutsche Bank AG	0.898%	5/28/24	30	28
[1]	Deutsche Bank AG	3.700%	5/30/24	100	100
	Deutsche Bank AG	3.700%	5/30/24	95	95
[1]	Deutsche Bank AG	2.222%	9/18/24	115	112
	Deutsche Bank AG	1.447%	4/1/25	100	95
[1]	Deutsche Bank AG	3.961%	11/26/25	40	39
	Deutsche Bank AG	1.686%	3/19/26	120	110
	Deutsche Bank AG	2.129%	11/24/26	215	197
	Deutsche Bank AG	2.311%	11/16/27	266	236
	Deutsche Bank AG	2.552%	1/7/28	195	174
[1]	Deutsche Bank AG	3.547%	9/18/31	185	163
	Deutsche Bank AG	3.035%	5/28/32	55	46
	Discover Bank	2.450%	9/12/24	165	161
[1]	Discover Bank	3.450%	7/27/26	150	146
[1]	Discover Bank	4.650%	9/13/28	35	35
	Discover Financial Services	4.100%	2/9/27	50	50
	Equitable Holdings Inc.	4.350%	4/20/28	102	102
	Equitable Holdings Inc.	5.000%	4/20/48	146	142
	Everest Reinsurance Holdings Inc.	3.500%	10/15/50	80	64
	Everest Reinsurance Holdings Inc.	3.125%	10/15/52	85	63
	Fifth Third Bancorp	3.650%	1/25/24	90	91
	Fifth Third Bancorp	2.375%	1/28/25	140	136
	Fifth Third Bancorp	2.550%	5/5/27	70	66
[1]	Fifth Third Bank NA	3.850%	3/15/26	135	135
	Franklin Resources Inc.	1.600%	10/30/30	60	48
	Global Payments Inc.	2.650%	2/15/25	92	89
	Global Payments Inc.	1.200%	3/1/26	100	90
	Global Payments Inc.	4.800%	4/1/26	115	118
	Global Payments Inc.	3.200%	8/15/29	125	113
	Global Payments Inc.	2.900%	5/15/30	65	57
	Global Payments Inc.	2.900%	11/15/31	40	34
	Global Payments Inc.	4.150%	8/15/49	95	79
	Goldman Sachs Capital I	6.345%	2/15/34	65	73
	Goldman Sachs Group Inc.	1.217%	12/6/23	175	171
	Goldman Sachs Group Inc.	3.625%	2/20/24	290	292
	Goldman Sachs Group Inc.	4.000%	3/3/24	410	417
	Goldman Sachs Group Inc.	3.000%	3/15/24	50	50
[1]	Goldman Sachs Group Inc.	3.850%	7/8/24	210	213
[1]	Goldman Sachs Group Inc.	0.657%	9/10/24	210	203
	Goldman Sachs Group Inc.	0.925%	10/21/24	160	155
	Goldman Sachs Group Inc.	3.500%	1/23/25	153	153
	Goldman Sachs Group Inc.	1.757%	1/24/25	100	97
	Goldman Sachs Group Inc.	3.500%	4/1/25	364	364
	Goldman Sachs Group Inc.	3.750%	5/22/25	170	172
[1]	Goldman Sachs Group Inc.	3.272%	9/29/25	155	154
	Goldman Sachs Group Inc.	4.250%	10/21/25	75	76
	Goldman Sachs Group Inc.	0.855%	2/12/26	200	185
	Goldman Sachs Group Inc.	3.750%	2/25/26	225	226
	Goldman Sachs Group Inc.	3.500%	11/16/26	327	323
[1]	Goldman Sachs Group Inc.	1.093%	12/9/26	370	335
	Goldman Sachs Group Inc.	5.950%	1/15/27	50	54
	Goldman Sachs Group Inc.	3.850%	1/26/27	215	214
	Goldman Sachs Group Inc.	1.431%	3/9/27	265	240
	Goldman Sachs Group Inc.	1.542%	9/10/27	260	235

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Goldman Sachs Group Inc.	1.948%	10/21/27	250	228
	Goldman Sachs Group Inc.	2.640%	2/24/28	365	341
[1]	Goldman Sachs Group Inc.	3.691%	6/5/28	240	235
[1]	Goldman Sachs Group Inc.	3.814%	4/23/29	330	322
[1]	Goldman Sachs Group Inc.	4.223%	5/1/29	258	256
	Goldman Sachs Group Inc.	2.600%	2/7/30	170	150
	Goldman Sachs Group Inc.	3.800%	3/15/30	195	187
	Goldman Sachs Group Inc.	1.992%	1/27/32	210	173
	Goldman Sachs Group Inc.	2.615%	4/22/32	160	138
	Goldman Sachs Group Inc.	2.383%	7/21/32	510	429
	Goldman Sachs Group Inc.	2.650%	10/21/32	370	318
	Goldman Sachs Group Inc.	6.125%	2/15/33	135	154
	Goldman Sachs Group Inc.	3.102%	2/24/33	315	282
	Goldman Sachs Group Inc.	6.750%	10/1/37	455	537
[1]	Goldman Sachs Group Inc.	4.017%	10/31/38	270	253
[1]	Goldman Sachs Group Inc.	4.411%	4/23/39	125	121
	Goldman Sachs Group Inc.	6.250%	2/1/41	345	407
	Goldman Sachs Group Inc.	3.210%	4/22/42	240	196
	Goldman Sachs Group Inc.	2.908%	7/21/42	50	39
	Goldman Sachs Group Inc.	3.436%	2/24/43	50	42
[1]	Goldman Sachs Group Inc.	4.800%	7/8/44	255	257
	Goldman Sachs Group Inc.	5.150%	5/22/45	170	175
	Goldman Sachs Group Inc.	4.750%	10/21/45	170	171
	Hartford Financial Services Group Inc.	3.600%	8/19/49	70	58
	HSBC Holdings plc	4.250%	3/14/24	75	76
	HSBC Holdings plc	0.732%	8/17/24	195	188
	HSBC Holdings plc	1.162%	11/22/24	260	251
[1]	HSBC Holdings plc	3.803%	3/11/25	325	325
	HSBC Holdings plc	0.976%	5/24/25	185	175
	HSBC Holdings plc	4.250%	8/18/25	50	50
[1]	HSBC Holdings plc	2.633%	11/7/25	160	155
	HSBC Holdings plc	4.300%	3/8/26	160	161
[1]	HSBC Holdings plc	1.645%	4/18/26	125	116
	HSBC Holdings plc	3.900%	5/25/26	225	223
[1]	HSBC Holdings plc	2.099%	6/4/26	230	216
[1]	HSBC Holdings plc	4.292%	9/12/26	275	275
	HSBC Holdings plc	4.375%	11/23/26	65	65
	HSBC Holdings plc	1.589%	5/24/27	155	139
	HSBC Holdings plc	2.251%	11/22/27	330	300
[1]	HSBC Holdings plc	4.041%	3/13/28	195	191
[1]	HSBC Holdings plc	2.013%	9/22/28	125	110
[1]	HSBC Holdings plc	4.583%	6/19/29	275	272
	HSBC Holdings plc	2.206%	8/17/29	170	147
	HSBC Holdings plc	4.950%	3/31/30	195	198
[1]	HSBC Holdings plc	3.973%	5/22/30	285	271
[1]	HSBC Holdings plc	2.848%	6/4/31	135	118
[1]	HSBC Holdings plc	2.357%	8/18/31	130	109
	HSBC Holdings plc	2.804%	5/24/32	210	179
	HSBC Holdings plc	2.871%	11/22/32	330	281
	HSBC Holdings plc	4.762%	3/29/33	200	191
	HSBC Holdings plc	6.500%	5/2/36	140	157
	HSBC Holdings plc	6.500%	9/15/37	130	146
	HSBC Holdings plc	6.800%	6/1/38	195	222
	HSBC Holdings plc	6.100%	1/14/42	215	241
	HSBC Holdings plc	5.250%	3/14/44	162	159
	HSBC USA Inc.	3.500%	6/23/24	140	140
	Huntington Bancshares Inc.	2.550%	2/4/30	15	13
[1]	Huntington National Bank	3.550%	10/6/23	160	161

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	ING Groep NV	4.100%	10/2/23	135	137
	ING Groep NV	3.550%	4/9/24	170	171
	ING Groep NV	3.869%	3/28/26	200	199
	ING Groep NV	3.950%	3/29/27	170	167
	ING Groep NV	1.726%	4/1/27	120	109
	ING Groep NV	4.550%	10/2/28	70	70
	ING Groep NV	4.050%	4/9/29	35	34
	ING Groep NV	2.727%	4/1/32	130	111
	Intercontinental Exchange Inc.	4.000%	10/15/23	60	61
	Intercontinental Exchange Inc.	3.650%	5/23/25	115	116
	Intercontinental Exchange Inc.	3.750%	12/1/25	70	71
	Intercontinental Exchange Inc.	4.000%	9/15/27	150	151
	Intercontinental Exchange Inc.	4.350%	6/15/29	50	51
	Intercontinental Exchange Inc.	2.100%	6/15/30	220	191
	Intercontinental Exchange Inc.	1.850%	9/15/32	285	231
	Intercontinental Exchange Inc.	4.600%	3/15/33	70	72
	Intercontinental Exchange Inc.	2.650%	9/15/40	100	77
	Intercontinental Exchange Inc.	4.250%	9/21/48	165	152
	Intercontinental Exchange Inc.	3.000%	6/15/50	105	80
	Intercontinental Exchange Inc.	4.950%	6/15/52	145	150
	Intercontinental Exchange Inc.	3.000%	9/15/60	175	124
	Intercontinental Exchange Inc.	5.200%	6/15/62	40	41
	JPMorgan Chase & Co.	3.875%	2/1/24	215	219
[1]	JPMorgan Chase & Co.	1.514%	6/1/24	200	197
[1]	JPMorgan Chase & Co.	3.797%	7/23/24	390	393
	JPMorgan Chase & Co.	3.875%	9/10/24	220	223
[1]	JPMorgan Chase & Co.	0.653%	9/16/24	75	73
[1]	JPMorgan Chase & Co.	4.023%	12/5/24	385	389
	JPMorgan Chase & Co.	3.125%	1/23/25	185	185
	JPMorgan Chase & Co.	0.563%	2/16/25	200	190
[1]	JPMorgan Chase & Co.	3.220%	3/1/25	315	314
	JPMorgan Chase & Co.	0.969%	6/23/25	305	289
	JPMorgan Chase & Co.	3.900%	7/15/25	375	382
	JPMorgan Chase & Co.	0.768%	8/9/25	240	226
[1]	JPMorgan Chase & Co.	2.301%	10/15/25	75	73
	JPMorgan Chase & Co.	1.561%	12/10/25	125	119
[1]	JPMorgan Chase & Co.	2.005%	3/13/26	130	124
	JPMorgan Chase & Co.	3.300%	4/1/26	400	396
[1]	JPMorgan Chase & Co.	2.083%	4/22/26	310	295
	JPMorgan Chase & Co.	4.080%	4/26/26	190	191
	JPMorgan Chase & Co.	3.200%	6/15/26	160	158
	JPMorgan Chase & Co.	2.950%	10/1/26	300	291
	JPMorgan Chase & Co.	1.045%	11/19/26	405	368
	JPMorgan Chase & Co.	4.125%	12/15/26	150	151
[1]	JPMorgan Chase & Co.	3.960%	1/29/27	195	195
	JPMorgan Chase & Co.	1.040%	2/4/27	180	162
	JPMorgan Chase & Co.	1.578%	4/22/27	170	156
	JPMorgan Chase & Co.	1.470%	9/22/27	200	180
	JPMorgan Chase & Co.	4.250%	10/1/27	170	172
	JPMorgan Chase & Co.	3.625%	12/1/27	60	59
[1]	JPMorgan Chase & Co.	3.782%	2/1/28	140	138
	JPMorgan Chase & Co.	4.323%	4/26/28	190	191
[1]	JPMorgan Chase & Co.	3.540%	5/1/28	190	185
[1]	JPMorgan Chase & Co.	2.182%	6/1/28	200	183
[1]	JPMorgan Chase & Co.	3.509%	1/23/29	275	265
[1]	JPMorgan Chase & Co.	4.005%	4/23/29	205	202
	JPMorgan Chase & Co.	2.069%	6/1/29	120	106
[1]	JPMorgan Chase & Co.	4.203%	7/23/29	240	239

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	JPMorgan Chase & Co.	4.452%	12/5/29	180	181
[1]	JPMorgan Chase & Co.	3.702%	5/6/30	290	279
[1]	JPMorgan Chase & Co.	2.739%	10/15/30	115	104
[1]	JPMorgan Chase & Co.	4.493%	3/24/31	295	299
[1]	JPMorgan Chase & Co.	2.522%	4/22/31	270	238
[1]	JPMorgan Chase & Co.	2.956%	5/13/31	250	224
	JPMorgan Chase & Co.	1.764%	11/19/31	185	152
	JPMorgan Chase & Co.	1.953%	2/4/32	340	283
	JPMorgan Chase & Co.	2.580%	4/22/32	255	222
	JPMorgan Chase & Co.	2.545%	11/8/32	175	151
	JPMorgan Chase & Co.	2.963%	1/25/33	250	223
	JPMorgan Chase & Co.	4.586%	4/26/33	150	154
	JPMorgan Chase & Co.	6.400%	5/15/38	252	303
[1]	JPMorgan Chase & Co.	3.882%	7/24/38	155	146
	JPMorgan Chase & Co.	5.500%	10/15/40	215	236
[1]	JPMorgan Chase & Co.	3.109%	4/22/41	180	148
	JPMorgan Chase & Co.	5.600%	7/15/41	260	290
	JPMorgan Chase & Co.	2.525%	11/19/41	210	158
	JPMorgan Chase & Co.	5.400%	1/6/42	175	191
	JPMorgan Chase & Co.	3.157%	4/22/42	110	91
	JPMorgan Chase & Co.	5.625%	8/16/43	125	138
	JPMorgan Chase & Co.	4.850%	2/1/44	170	174
	JPMorgan Chase & Co.	4.950%	6/1/45	130	133
[1]	JPMorgan Chase & Co.	4.260%	2/22/48	145	138
[1]	JPMorgan Chase & Co.	4.032%	7/24/48	230	210
[1]	JPMorgan Chase & Co.	3.964%	11/15/48	260	235
[1]	JPMorgan Chase & Co.	3.897%	1/23/49	255	228
[1]	JPMorgan Chase & Co.	3.109%	4/22/51	122	95
	JPMorgan Chase & Co.	3.328%	4/22/52	265	215
[1]	KeyBank NA	0.433%	6/14/24	50	49
[1]	KeyBank NA	3.300%	6/1/25	100	100
[1]	KeyCorp	2.250%	4/6/27	75	69
[1]	KeyCorp	2.550%	10/1/29	125	111
	KeyCorp	4.789%	6/1/33	70	71
	Lloyds Banking Group plc	4.050%	8/16/23	200	203
	Lloyds Banking Group plc	3.900%	3/12/24	95	96
	Lloyds Banking Group plc	4.500%	11/4/24	25	25
	Lloyds Banking Group plc	4.450%	5/8/25	180	183
[1]	Lloyds Banking Group plc	3.870%	7/9/25	75	75
	Lloyds Banking Group plc	4.582%	12/10/25	100	101
[1]	Lloyds Banking Group plc	2.438%	2/5/26	220	211
	Lloyds Banking Group plc	4.650%	3/24/26	170	171
	Lloyds Banking Group plc	3.750%	1/11/27	100	98
	Lloyds Banking Group plc	1.627%	5/11/27	250	226
	Lloyds Banking Group plc	4.375%	3/22/28	145	145
	Lloyds Banking Group plc	4.550%	8/16/28	245	246
[1]	Lloyds Banking Group plc	3.574%	11/7/28	55	53
	Lloyds Banking Group plc	5.300%	12/1/45	60	59
	Lloyds Banking Group plc	3.369%	12/14/46	150	112
	Lloyds Banking Group plc	4.344%	1/9/48	175	150
[1]	Manufacturers & Traders Trust Co.	2.900%	2/6/25	170	168
	Marsh & McLennan Cos. Inc.	3.875%	3/15/24	95	96
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	175	178
	Marsh & McLennan Cos. Inc.	2.250%	11/15/30	145	126
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	85	88
	Mastercard Inc.	3.375%	4/1/24	70	71
	Mastercard Inc.	2.950%	11/21/26	60	59
	Mastercard Inc.	3.300%	3/26/27	105	105

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mastercard Inc.	2.950%	6/1/29	21	20
	Mastercard Inc.	3.350%	3/26/30	145	142
	Mastercard Inc.	2.000%	11/18/31	100	87
	Mastercard Inc.	3.650%	6/1/49	215	198
	Mastercard Inc.	3.850%	3/26/50	115	109
[1]	MetLife Inc.	4.368%	9/15/23	100	102
	MetLife Inc.	3.600%	4/10/24	10	10
	MetLife Inc.	4.550%	3/23/30	155	161
	MetLife Inc.	6.375%	6/15/34	25	30
	MetLife Inc.	5.700%	6/15/35	90	102
[1]	MetLife Inc.	6.400%	12/15/36	70	73
	MetLife Inc.	5.875%	2/6/41	90	102
	MetLife Inc.	4.125%	8/13/42	45	43
	MetLife Inc.	4.875%	11/13/43	105	109
	MetLife Inc.	4.050%	3/1/45	105	98
	MetLife Inc.	4.600%	5/13/46	95	96
	Mitsubishi UFJ Financial Group Inc.	3.761%	7/26/23	155	157
	Mitsubishi UFJ Financial Group Inc.	3.407%	3/7/24	75	75
	Mitsubishi UFJ Financial Group Inc.	2.801%	7/18/24	100	99
[1]	Mitsubishi UFJ Financial Group Inc.	0.848%	9/15/24	100	97
	Mitsubishi UFJ Financial Group Inc.	2.193%	2/25/25	265	255
	Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	18	18
	Mitsubishi UFJ Financial Group Inc.	1.412%	7/17/25	175	163
	Mitsubishi UFJ Financial Group Inc.	0.953%	7/19/25	265	250
	Mitsubishi UFJ Financial Group Inc.	0.962%	10/11/25	140	131
	Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	160	159
	Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	25	24
	Mitsubishi UFJ Financial Group Inc.	1.538%	7/20/27	335	301
	Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	75	72
	Mitsubishi UFJ Financial Group Inc.	1.640%	10/13/27	100	90
	Mitsubishi UFJ Financial Group Inc.	2.341%	1/19/28	200	184
	Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	45	44
	Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/28	145	143
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	185	178
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	75	69
	Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/30	235	206
	Mitsubishi UFJ Financial Group Inc.	2.048%	7/17/30	150	126
	Mitsubishi UFJ Financial Group Inc.	2.309%	7/20/32	100	84
	Mitsubishi UFJ Financial Group Inc.	2.494%	10/13/32	165	140
	Mitsubishi UFJ Financial Group Inc.	2.852%	1/19/33	100	87
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/39	115	105
[1]	Mizuho Financial Group Inc.	1.241%	7/10/24	185	181
[1]	Mizuho Financial Group Inc.	2.226%	5/25/26	105	100
	Mizuho Financial Group Inc.	1.234%	5/22/27	170	151
	Mizuho Financial Group Inc.	1.554%	7/9/27	70	63
	Mizuho Financial Group Inc.	3.170%	9/11/27	50	47
	Mizuho Financial Group Inc.	4.018%	3/5/28	75	74
[1]	Mizuho Financial Group Inc.	4.254%	9/11/29	140	138
[1]	Mizuho Financial Group Inc.	3.153%	7/16/30	100	91
[1]	Mizuho Financial Group Inc.	2.201%	7/10/31	165	138
[1]	Mizuho Financial Group Inc.	1.979%	9/8/31	75	61
	Mizuho Financial Group Inc.	2.564%	9/13/31	65	54
[1]	Morgan Stanley	3.875%	4/29/24	160	163
[1]	Morgan Stanley	3.700%	10/23/24	255	259
[1]	Morgan Stanley	0.791%	1/22/25	30	29
	Morgan Stanley	3.620%	4/17/25	250	250
	Morgan Stanley	0.790%	5/30/25	325	307
[1]	Morgan Stanley	2.720%	7/22/25	250	245

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Morgan Stanley	4.000%	7/23/25	235	238
[1]	Morgan Stanley	0.864%	10/21/25	50	47
[1]	Morgan Stanley	1.164%	10/21/25	235	222
	Morgan Stanley	5.000%	11/24/25	160	166
[1]	Morgan Stanley	3.875%	1/27/26	310	312
	Morgan Stanley	2.630%	2/18/26	195	189
[1]	Morgan Stanley	2.188%	4/28/26	250	239
[1]	Morgan Stanley	3.125%	7/27/26	470	459
[1]	Morgan Stanley	4.350%	9/8/26	285	289
	Morgan Stanley	0.985%	12/10/26	365	329
	Morgan Stanley	3.625%	1/20/27	396	393
	Morgan Stanley	3.950%	4/23/27	210	208
	Morgan Stanley	1.593%	5/4/27	120	109
	Morgan Stanley	2.475%	1/21/28	100	93
	Morgan Stanley	4.210%	4/20/28	250	250
[1]	Morgan Stanley	3.591%	7/22/28	375	365
[1]	Morgan Stanley	3.772%	1/24/29	475	464
[1]	Morgan Stanley	4.431%	1/23/30	380	383
[1]	Morgan Stanley	2.699%	1/22/31	265	238
[1]	Morgan Stanley	3.622%	4/1/31	255	243
[1]	Morgan Stanley	1.794%	2/13/32	35	29
	Morgan Stanley	7.250%	4/1/32	185	227
[1]	Morgan Stanley	1.928%	4/28/32	85	70
[1]	Morgan Stanley	2.239%	7/21/32	220	186
[1]	Morgan Stanley	2.511%	10/20/32	265	228
	Morgan Stanley	2.943%	1/21/33	195	174
	Morgan Stanley	2.484%	9/16/36	290	234
	Morgan Stanley	5.297%	4/20/37	55	56
[1]	Morgan Stanley	3.971%	7/22/38	245	234
[1]	Morgan Stanley	4.457%	4/22/39	120	118
	Morgan Stanley	3.217%	4/22/42	130	108
	Morgan Stanley	6.375%	7/24/42	245	300
	Morgan Stanley	4.300%	1/27/45	290	277
	Morgan Stanley	4.375%	1/22/47	185	179
[1]	Morgan Stanley	5.597%	3/24/51	165	191
[1]	Morgan Stanley	2.802%	1/25/52	180	134
	National Australia Bank Ltd.	3.625%	6/20/23	110	111
	National Australia Bank Ltd.	3.375%	1/14/26	75	74
[1]	National Australia Bank Ltd.	2.500%	7/12/26	93	89
[1]	National Bank of Canada	0.550%	11/15/24	100	96
	NatWest Group plc	3.875%	9/12/23	125	126
	NatWest Group plc	6.000%	12/19/23	54	56
	NatWest Group plc	5.125%	5/28/24	55	56
[1]	NatWest Group plc	4.519%	6/25/24	100	101
[1]	NatWest Group plc	4.269%	3/22/25	155	155
	NatWest Group plc	4.800%	4/5/26	170	172
	NatWest Group plc	1.642%	6/14/27	20	18
[1]	NatWest Group plc	3.073%	5/22/28	180	169
[1]	NatWest Group plc	4.892%	5/18/29	160	160
[1]	NatWest Group plc	3.754%	11/1/29	195	191
[1]	NatWest Group plc	5.076%	1/27/30	265	269
[1]	NatWest Group plc	4.445%	5/8/30	45	44
[1]	NatWest Group plc	3.032%	11/28/35	50	42
	Nomura Holdings Inc.	2.648%	1/16/25	115	112
	Nomura Holdings Inc.	1.851%	7/16/25	195	182
	Nomura Holdings Inc.	1.653%	7/14/26	110	99
	Nomura Holdings Inc.	2.329%	1/22/27	200	183
	Nomura Holdings Inc.	2.172%	7/14/28	80	70

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Nomura Holdings Inc.	3.103%	1/16/30	115	102
	Nomura Holdings Inc.	2.679%	7/16/30	135	115
	Nomura Holdings Inc.	2.608%	7/14/31	110	92
	Northern Trust Corp.	3.950%	10/30/25	75	76
	Northern Trust Corp.	4.000%	5/10/27	90	92
	PayPal Holdings Inc.	2.400%	10/1/24	145	144
	PayPal Holdings Inc.	1.650%	6/1/25	25	24
	PayPal Holdings Inc.	2.650%	10/1/26	175	170
	PayPal Holdings Inc.	2.850%	10/1/29	110	102
	PayPal Holdings Inc.	2.300%	6/1/30	75	66
	PayPal Holdings Inc.	4.400%	6/1/32	90	91
	PayPal Holdings Inc.	3.250%	6/1/50	105	83
	PayPal Holdings Inc.	5.050%	6/1/52	90	93
[1]	PNC Bank NA	3.500%	6/8/23	45	45
[1]	PNC Bank NA	2.950%	2/23/25	70	69
[1]	PNC Bank NA	3.100%	10/25/27	50	49
[1]	PNC Bank NA	4.050%	7/26/28	125	124
[1]	PNC Bank NA	2.700%	10/22/29	250	225
	PNC Financial Services Group Inc.	3.500%	1/23/24	95	96
	PNC Financial Services Group Inc.	3.900%	4/29/24	115	117
	PNC Financial Services Group Inc.	2.600%	7/23/26	45	43
	PNC Financial Services Group Inc.	3.150%	5/19/27	120	117
	PNC Financial Services Group Inc.	3.450%	4/23/29	280	270
	PNC Financial Services Group Inc.	2.550%	1/22/30	70	63
	PNC Financial Services Group Inc.	2.307%	4/23/32	25	22
	Progressive Corp.	4.125%	4/15/47	175	166
[1]	Prudential Financial Inc.	5.700%	12/14/36	190	216
[1]	Prudential Financial Inc.	5.625%	6/15/43	65	64
[1]	Prudential Financial Inc.	5.375%	5/15/45	25	24
[1]	Prudential Financial Inc.	4.500%	9/15/47	50	46
	Prudential Financial Inc.	3.905%	12/7/47	70	63
[1]	Prudential Financial Inc.	5.700%	9/15/48	75	74
	Prudential Financial Inc.	3.935%	12/7/49	110	100
[1]	Prudential Financial Inc.	4.350%	2/25/50	95	92
[1]	Prudential Financial Inc.	3.700%	10/1/50	40	35
[1]	Prudential Financial Inc.	3.700%	3/13/51	135	118
	Prudential plc	3.125%	4/14/30	95	88
	Raymond James Financial Inc.	4.950%	7/15/46	35	36
	Raymond James Financial Inc.	3.750%	4/1/51	110	95
	Regions Financial Corp.	2.250%	5/18/25	75	73
[1]	Royal Bank of Canada	3.700%	10/5/23	175	178
[1]	Royal Bank of Canada	0.500%	10/26/23	120	117
[1]	Royal Bank of Canada	0.425%	1/19/24	95	92
[1]	Royal Bank of Canada	2.550%	7/16/24	100	99
	Royal Bank of Canada	0.650%	7/29/24	130	123
[1]	Royal Bank of Canada	0.750%	10/7/24	110	104
[1]	Royal Bank of Canada	2.250%	11/1/24	245	240
[1]	Royal Bank of Canada	1.600%	1/21/25	30	29
	Royal Bank of Canada	3.375%	4/14/25	85	85
[1]	Royal Bank of Canada	1.150%	6/10/25	150	140
[1]	Royal Bank of Canada	0.875%	1/20/26	150	136
[1]	Royal Bank of Canada	4.650%	1/27/26	70	72
	Royal Bank of Canada	1.200%	4/27/26	145	132
[1]	Royal Bank of Canada	1.150%	7/14/26	135	122
[1]	Royal Bank of Canada	1.400%	11/2/26	120	108
	Royal Bank of Canada	3.625%	5/4/27	85	84
[1]	Royal Bank of Canada	2.300%	11/3/31	130	111
	Royal Bank of Canada	3.875%	5/4/32	85	82

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Santander Holdings USA Inc.	3.500%	6/7/24	50	50
	Santander Holdings USA Inc.	3.450%	6/2/25	120	118
	Santander Holdings USA Inc.	4.500%	7/17/25	20	20
	Santander Holdings USA Inc.	3.244%	10/5/26	170	163
	Santander Holdings USA Inc.	4.400%	7/13/27	115	114
	Santander Holdings USA Inc.	2.490%	1/6/28	80	73
	Santander UK Group Holdings plc	1.089%	3/15/25	70	66
[1]	Santander UK Group Holdings plc	1.532%	8/21/26	95	87
	Santander UK Group Holdings plc	1.673%	6/14/27	100	90
[1]	Santander UK Group Holdings plc	3.823%	11/3/28	115	110
	Santander UK plc	4.000%	3/13/24	210	214
	State Street Corp.	3.700%	11/20/23	115	117
	State Street Corp.	3.300%	12/16/24	185	187
	State Street Corp.	3.550%	8/18/25	150	152
[1]	State Street Corp.	2.354%	11/1/25	85	83
	State Street Corp.	2.650%	5/19/26	35	34
	State Street Corp.	2.400%	1/24/30	155	139
	State Street Corp.	2.200%	3/3/31	25	21
	Sumitomo Mitsui Financial Group Inc.	3.748%	7/19/23	176	178
	Sumitomo Mitsui Financial Group Inc.	3.936%	10/16/23	245	248
	Sumitomo Mitsui Financial Group Inc.	2.696%	7/16/24	95	94
	Sumitomo Mitsui Financial Group Inc.	2.448%	9/27/24	100	98
	Sumitomo Mitsui Financial Group Inc.	2.348%	1/15/25	80	77
	Sumitomo Mitsui Financial Group Inc.	1.474%	7/8/25	130	121
	Sumitomo Mitsui Financial Group Inc.	0.948%	1/12/26	50	45
	Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	95	94
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	75	71
	Sumitomo Mitsui Financial Group Inc.	1.402%	9/17/26	365	327
	Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	200	192
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	60	58
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	50	48
	Sumitomo Mitsui Financial Group Inc.	3.352%	10/18/27	100	97
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	110	106
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/28	70	61
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	225	206
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	145	129
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/30	160	135
	Sumitomo Mitsui Financial Group Inc.	2.142%	9/23/30	240	198
	Sumitomo Mitsui Financial Group Inc.	2.222%	9/17/31	101	84
	Sumitomo Mitsui Financial Group Inc.	2.930%	9/17/41	55	42
[1]	Svenska Handelsbanken AB	3.900%	11/20/23	270	274
	Synchrony Financial	4.250%	8/15/24	75	75
	Synchrony Financial	4.500%	7/23/25	50	50
	Synchrony Financial	3.950%	12/1/27	80	76
	Synchrony Financial	2.875%	10/28/31	20	16
[1]	Toronto-Dominion Bank	0.300%	6/2/23	100	98
[1]	Toronto-Dominion Bank	0.750%	6/12/23	135	133
[1]	Toronto-Dominion Bank	3.500%	7/19/23	265	268
[1]	Toronto-Dominion Bank	0.450%	9/11/23	100	97
	Toronto-Dominion Bank	0.550%	3/4/24	205	197
[1]	Toronto-Dominion Bank	3.250%	3/11/24	110	110
[1]	Toronto-Dominion Bank	2.650%	6/12/24	75	74
[1]	Toronto-Dominion Bank	0.700%	9/10/24	10	9
[1]	Toronto-Dominion Bank	1.450%	1/10/25	230	220
[1]	Toronto-Dominion Bank	1.150%	6/12/25	40	37
[1]	Toronto-Dominion Bank	0.750%	9/11/25	110	101
[1]	Toronto-Dominion Bank	0.750%	1/6/26	130	118
[1]	Toronto-Dominion Bank	1.200%	6/3/26	180	164

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Toronto-Dominion Bank	1.250%	9/10/26	80	72
[1]	Toronto-Dominion Bank	1.950%	1/12/27	140	129
[1]	Toronto-Dominion Bank	2.000%	9/10/31	110	92
[1]	Toronto-Dominion Bank	3.625%	9/15/31	55	54
[1]	Toronto-Dominion Bank	3.200%	3/10/32	225	207
[1]	Travelers Cos. Inc.	6.250%	6/15/37	65	79
	Travelers Cos. Inc.	5.350%	11/1/40	115	126
	Travelers Cos. Inc.	3.050%	6/8/51	55	44
[1]	Truist Bank	3.200%	4/1/24	150	151
[1]	Truist Bank	2.150%	12/6/24	100	98
[1]	Truist Bank	1.500%	3/10/25	70	67
[1]	Truist Bank	3.625%	9/16/25	45	45
[1]	Truist Bank	3.300%	5/15/26	80	79
[1]	Truist Bank	3.800%	10/30/26	115	114
[1]	Truist Bank	2.636%	9/17/29	85	82
[1]	Truist Bank	2.250%	3/11/30	155	134
[1]	Truist Financial Corp.	3.750%	12/6/23	76	77
[1]	Truist Financial Corp.	2.500%	8/1/24	105	104
[1]	Truist Financial Corp.	2.850%	10/26/24	125	124
[1]	Truist Financial Corp.	3.700%	6/5/25	80	81
[1]	Truist Financial Corp.	1.200%	8/5/25	40	37
[1]	Truist Financial Corp.	1.267%	3/2/27	105	96
[1]	Truist Financial Corp.	1.125%	8/3/27	85	75
[1]	Truist Financial Corp.	1.887%	6/7/29	35	31
[1]	Truist Financial Corp.	1.950%	6/5/30	80	69
[1]	US Bancorp	3.700%	1/30/24	50	51
	US Bancorp	3.375%	2/5/24	70	71
	US Bancorp	2.400%	7/30/24	125	123
[1]	US Bancorp	3.600%	9/11/24	90	91
	US Bancorp	1.450%	5/12/25	75	71
[1]	US Bancorp	3.950%	11/17/25	175	179
[1]	US Bancorp	3.100%	4/27/26	95	93
[1]	US Bancorp	2.375%	7/22/26	70	67
[1]	US Bancorp	3.150%	4/27/27	120	118
[1]	US Bancorp	3.900%	4/26/28	80	81
[1]	US Bancorp	3.000%	7/30/29	105	98
[1]	US Bancorp	1.375%	7/22/30	133	109
[1]	US Bancorp	2.677%	1/27/33	65	58
	US Bancorp	2.491%	11/3/36	20	17
[1]	US Bank NA	3.400%	7/24/23	30	30
[1]	US Bank NA	2.050%	1/21/25	100	97
[1]	US Bank NA	2.800%	1/27/25	95	94
	Visa Inc.	3.150%	12/14/25	140	140
	Visa Inc.	1.900%	4/15/27	225	212
	Visa Inc.	2.750%	9/15/27	115	112
	Visa Inc.	2.050%	4/15/30	290	261
	Visa Inc.	1.100%	2/15/31	60	49
	Visa Inc.	4.150%	12/14/35	90	93
	Visa Inc.	4.300%	12/14/45	300	306
	Visa Inc.	3.650%	9/15/47	125	115
	Visa Inc.	2.000%	8/15/50	130	89
	Westpac Banking Corp.	3.300%	2/26/24	115	116
	Westpac Banking Corp.	1.019%	11/18/24	80	76
	Westpac Banking Corp.	2.350%	2/19/25	90	88
	Westpac Banking Corp.	2.850%	5/13/26	200	195
	Westpac Banking Corp.	1.150%	6/3/26	100	91
	Westpac Banking Corp.	2.700%	8/19/26	80	77
	Westpac Banking Corp.	3.350%	3/8/27	270	266

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Westpac Banking Corp.	3.400%	1/25/28	150	147
	Westpac Banking Corp.	1.953%	11/20/28	240	213
	Westpac Banking Corp.	2.650%	1/16/30	15	14
[1]	Westpac Banking Corp.	2.894%	2/4/30	25	24
	Westpac Banking Corp.	2.150%	6/3/31	80	69
[1]	Westpac Banking Corp.	4.322%	11/23/31	180	176
	Westpac Banking Corp.	4.110%	7/24/34	75	70
	Westpac Banking Corp.	2.668%	11/15/35	70	57
	Westpac Banking Corp.	3.020%	11/18/36	190	157
	Westpac Banking Corp.	4.421%	7/24/39	110	102
	Westpac Banking Corp.	2.963%	11/16/40	90	68
	Westpac Banking Corp.	3.133%	11/18/41	40	31
					125,826
Health Care (14.9%)
	Abbott Laboratories	3.400%	11/30/23	90	91
	Abbott Laboratories	2.950%	3/15/25	100	100
	Abbott Laboratories	3.750%	11/30/26	175	179
[4]	Abbott Laboratories	4.750%	11/30/36	155	170
	Abbott Laboratories	4.900%	11/30/46	250	275
	AbbVie Inc.	3.750%	11/14/23	230	233
	AbbVie Inc.	3.850%	6/15/24	195	198
	AbbVie Inc.	2.600%	11/21/24	425	419
	AbbVie Inc.	3.800%	3/15/25	225	228
	AbbVie Inc.	3.600%	5/14/25	347	349
	AbbVie Inc.	3.200%	5/14/26	235	232
	AbbVie Inc.	2.950%	11/21/26	175	170
	AbbVie Inc.	4.250%	11/14/28	170	173
	AbbVie Inc.	3.200%	11/21/29	390	367
	AbbVie Inc.	4.550%	3/15/35	215	218
	AbbVie Inc.	4.500%	5/14/35	270	274
	AbbVie Inc.	4.300%	5/14/36	170	167
	AbbVie Inc.	4.050%	11/21/39	145	135
	AbbVie Inc.	4.400%	11/6/42	220	211
	AbbVie Inc.	4.850%	6/15/44	105	106
	AbbVie Inc.	4.750%	3/15/45	205	204
	AbbVie Inc.	4.700%	5/14/45	285	283
	AbbVie Inc.	4.450%	5/14/46	320	307
	AbbVie Inc.	4.875%	11/14/48	130	132
	AbbVie Inc.	4.250%	11/21/49	395	368
	Aetna Inc.	2.800%	6/15/23	20	20
	Aetna Inc.	3.500%	11/15/24	110	111
	Aetna Inc.	6.625%	6/15/36	80	94
	Aetna Inc.	3.875%	8/15/47	55	48
	Agilent Technologies Inc.	2.300%	3/12/31	95	80
	AmerisourceBergen Corp.	3.450%	12/15/27	180	177
	AmerisourceBergen Corp.	2.700%	3/15/31	170	151
	Amgen Inc.	2.250%	8/19/23	50	50
	Amgen Inc.	3.625%	5/22/24	150	152
	Amgen Inc.	3.125%	5/1/25	70	70
	Amgen Inc.	2.600%	8/19/26	40	39
	Amgen Inc.	2.200%	2/21/27	290	274
	Amgen Inc.	3.200%	11/2/27	10	10
	Amgen Inc.	1.650%	8/15/28	50	44
	Amgen Inc.	3.000%	2/22/29	105	100
	Amgen Inc.	2.450%	2/21/30	130	117
	Amgen Inc.	2.300%	2/25/31	170	149
	Amgen Inc.	2.000%	1/15/32	115	97
	Amgen Inc.	3.350%	2/22/32	40	38

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Amgen Inc.	3.150%	2/21/40	115	95
	Amgen Inc.	2.800%	8/15/41	120	94
	Amgen Inc.	4.400%	5/1/45	275	263
	Amgen Inc.	4.563%	6/15/48	215	209
	Amgen Inc.	3.375%	2/21/50	150	121
	Amgen Inc.	4.663%	6/15/51	185	184
	Amgen Inc.	3.000%	1/15/52	145	108
	Amgen Inc.	2.770%	9/1/53	270	192
	Amgen Inc.	4.400%	2/22/62	115	105
	Anthem Inc.	3.500%	8/15/24	75	76
	Anthem Inc.	3.350%	12/1/24	50	50
	Anthem Inc.	2.375%	1/15/25	200	196
	Anthem Inc.	1.500%	3/15/26	50	46
	Anthem Inc.	3.650%	12/1/27	122	121
	Anthem Inc.	4.101%	3/1/28	125	127
	Anthem Inc.	2.875%	9/15/29	70	65
	Anthem Inc.	2.250%	5/15/30	190	167
	Anthem Inc.	2.550%	3/15/31	60	53
	Anthem Inc.	4.625%	5/15/42	110	110
	Anthem Inc.	4.650%	1/15/43	75	75
	Anthem Inc.	4.650%	8/15/44	50	50
	Anthem Inc.	4.375%	12/1/47	165	160
	Anthem Inc.	4.550%	3/1/48	55	54
	Anthem Inc.	3.700%	9/15/49	120	104
	Anthem Inc.	3.125%	5/15/50	80	63
	Anthem Inc.	3.600%	3/15/51	50	43
	AstraZeneca Finance LLC	0.700%	5/28/24	180	173
	AstraZeneca Finance LLC	1.200%	5/28/26	45	41
	AstraZeneca Finance LLC	1.750%	5/28/28	95	86
	AstraZeneca Finance LLC	2.250%	5/28/31	45	40
	AstraZeneca plc	3.500%	8/17/23	55	56
	AstraZeneca plc	3.375%	11/16/25	150	151
	AstraZeneca plc	0.700%	4/8/26	100	91
	AstraZeneca plc	3.125%	6/12/27	125	123
	AstraZeneca plc	4.000%	1/17/29	110	112
	AstraZeneca plc	1.375%	8/6/30	70	59
	AstraZeneca plc	6.450%	9/15/37	300	378
	AstraZeneca plc	4.000%	9/18/42	170	165
	AstraZeneca plc	4.375%	11/16/45	85	86
	AstraZeneca plc	4.375%	8/17/48	57	58
	AstraZeneca plc	3.000%	5/28/51	70	58
	Baxalta Inc.	4.000%	6/23/25	155	157
[2]	Baxter International Inc.	0.868%	12/1/23	180	174
[2]	Baxter International Inc.	1.322%	11/29/24	100	95
	Baxter International Inc.	2.600%	8/15/26	56	53
[2]	Baxter International Inc.	1.915%	2/1/27	165	151
[2]	Baxter International Inc.	2.272%	12/1/28	95	85
[2]	Baxter International Inc.	2.539%	2/1/32	250	216
[2]	Baxter International Inc.	3.132%	12/1/51	70	53
	Becton Dickinson & Co.	3.363%	6/6/24	57	57
	Becton Dickinson & Co.	3.734%	12/15/24	100	101
	Becton Dickinson & Co.	3.700%	6/6/27	169	168
	Becton Dickinson & Co.	2.823%	5/20/30	120	108
	Becton Dickinson & Co.	1.957%	2/11/31	145	120
	Becton Dickinson & Co.	4.669%	6/6/47	140	137
	Becton Dickinson & Co.	3.794%	5/20/50	85	73
	Biogen Inc.	4.050%	9/15/25	55	55
	Biogen Inc.	2.250%	5/1/30	200	169

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Biogen Inc.	3.150%	5/1/50	140	102
	Boston Scientific Corp.	2.650%	6/1/30	25	22
	Bristol-Myers Squibb Co.	0.537%	11/13/23	240	234
	Bristol-Myers Squibb Co.	2.900%	7/26/24	165	166
	Bristol-Myers Squibb Co.	0.750%	11/13/25	130	120
	Bristol-Myers Squibb Co.	3.200%	6/15/26	132	132
	Bristol-Myers Squibb Co.	1.125%	11/13/27	65	58
	Bristol-Myers Squibb Co.	3.900%	2/20/28	175	178
	Bristol-Myers Squibb Co.	3.400%	7/26/29	227	224
	Bristol-Myers Squibb Co.	1.450%	11/13/30	115	96
	Bristol-Myers Squibb Co.	2.950%	3/15/32	180	170
	Bristol-Myers Squibb Co.	4.125%	6/15/39	180	177
	Bristol-Myers Squibb Co.	2.350%	11/13/40	100	77
	Bristol-Myers Squibb Co.	3.550%	3/15/42	90	81
	Bristol-Myers Squibb Co.	4.350%	11/15/47	150	150
	Bristol-Myers Squibb Co.	4.550%	2/20/48	132	135
	Bristol-Myers Squibb Co.	4.250%	10/26/49	205	203
	Bristol-Myers Squibb Co.	2.550%	11/13/50	175	130
	Bristol-Myers Squibb Co.	3.700%	3/15/52	175	159
	Bristol-Myers Squibb Co.	3.900%	3/15/62	115	104
[1]	Cigna Corp.	3.000%	7/15/23	100	100
	Cigna Corp.	3.750%	7/15/23	76	77
[1]	Cigna Corp.	3.250%	4/15/25	125	124
	Cigna Corp.	4.125%	11/15/25	100	102
[1]	Cigna Corp.	4.500%	2/25/26	232	239
	Cigna Corp.	1.250%	3/15/26	145	133
[1]	Cigna Corp.	3.400%	3/1/27	75	74
	Cigna Corp.	4.375%	10/15/28	165	167
	Cigna Corp.	2.400%	3/15/30	201	178
	Cigna Corp.	2.375%	3/15/31	230	201
	Cigna Corp.	4.800%	8/15/38	125	127
	Cigna Corp.	3.200%	3/15/40	65	54
[1]	Cigna Corp.	4.800%	7/15/46	180	179
[1]	Cigna Corp.	3.875%	10/15/47	140	121
	Cigna Corp.	4.900%	12/15/48	170	170
	Cigna Corp.	3.400%	3/15/50	195	156
	Cigna Corp.	3.400%	3/15/51	115	92
	CVS Health Corp.	2.625%	8/15/24	10	10
	CVS Health Corp.	4.100%	3/25/25	155	158
	CVS Health Corp.	3.875%	7/20/25	300	303
	CVS Health Corp.	2.875%	6/1/26	165	160
	CVS Health Corp.	3.000%	8/15/26	265	259
	CVS Health Corp.	3.625%	4/1/27	200	200
	CVS Health Corp.	1.300%	8/21/27	125	111
	CVS Health Corp.	4.300%	3/25/28	55	56
	CVS Health Corp.	3.250%	8/15/29	300	283
	CVS Health Corp.	3.750%	4/1/30	110	106
	CVS Health Corp.	1.750%	8/21/30	180	150
	CVS Health Corp.	2.125%	9/15/31	50	42
	CVS Health Corp.	4.780%	3/25/38	460	461
	CVS Health Corp.	4.125%	4/1/40	145	133
	CVS Health Corp.	2.700%	8/21/40	80	61
	CVS Health Corp.	5.300%	12/5/43	50	52
	CVS Health Corp.	5.125%	7/20/45	355	362
	CVS Health Corp.	5.050%	3/25/48	730	744
	CVS Health Corp.	4.250%	4/1/50	60	55
	Danaher Corp.	2.600%	10/1/50	145	105
	DENTSPLY SIRONA Inc.	3.250%	6/1/30	45	39

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	DH Europe Finance II Sarl	2.600%	11/15/29	155	142
	DH Europe Finance II Sarl	3.250%	11/15/39	140	123
	DH Europe Finance II Sarl	3.400%	11/15/49	45	38
	Eli Lilly & Co.	3.375%	3/15/29	67	66
	Eli Lilly & Co.	2.250%	5/15/50	111	81
	Eli Lilly & Co.	2.500%	9/15/60	115	82
	Gilead Sciences Inc.	2.500%	9/1/23	60	60
	Gilead Sciences Inc.	3.700%	4/1/24	265	268
	Gilead Sciences Inc.	3.500%	2/1/25	130	131
	Gilead Sciences Inc.	3.650%	3/1/26	35	35
	Gilead Sciences Inc.	2.950%	3/1/27	125	121
	Gilead Sciences Inc.	1.200%	10/1/27	85	75
	Gilead Sciences Inc.	1.650%	10/1/30	135	114
	Gilead Sciences Inc.	4.600%	9/1/35	60	62
	Gilead Sciences Inc.	4.000%	9/1/36	110	107
	Gilead Sciences Inc.	2.600%	10/1/40	50	38
	Gilead Sciences Inc.	5.650%	12/1/41	60	67
	Gilead Sciences Inc.	4.800%	4/1/44	160	161
	Gilead Sciences Inc.	4.500%	2/1/45	150	144
	Gilead Sciences Inc.	4.750%	3/1/46	255	255
	Gilead Sciences Inc.	4.150%	3/1/47	160	147
	Gilead Sciences Inc.	2.800%	10/1/50	95	69
	GlaxoSmithKline Capital Inc.	3.625%	5/15/25	50	51
	GlaxoSmithKline Capital Inc.	3.875%	5/15/28	165	168
	GlaxoSmithKline Capital Inc.	6.375%	5/15/38	225	279
	GlaxoSmithKline Capital plc	0.534%	10/1/23	105	102
	GlaxoSmithKline Capital plc	3.000%	6/1/24	95	95
	GlaxoSmithKline Capital plc	3.375%	6/1/29	135	133
	HCA Inc.	5.000%	3/15/24	115	118
	HCA Inc.	5.375%	2/1/25	330	341
	HCA Inc.	5.250%	4/15/25	120	124
	HCA Inc.	5.875%	2/15/26	185	194
	HCA Inc.	5.250%	6/15/26	145	150
	HCA Inc.	4.500%	2/15/27	85	86
[2]	HCA Inc.	3.125%	3/15/27	260	248
	HCA Inc.	5.875%	2/1/29	70	74
	HCA Inc.	4.125%	6/15/29	175	170
	HCA Inc.	3.500%	9/1/30	245	223
	HCA Inc.	2.375%	7/15/31	120	100
[2]	HCA Inc.	3.625%	3/15/32	135	123
	HCA Inc.	5.125%	6/15/39	140	136
	HCA Inc.	5.500%	6/15/47	115	114
	HCA Inc.	5.250%	6/15/49	180	174
	HCA Inc.	3.500%	7/15/51	115	87
[2]	HCA Inc.	4.625%	3/15/52	225	199
	Humana Inc.	0.650%	8/3/23	145	141
	Humana Inc.	1.350%	2/3/27	75	67
	Humana Inc.	2.150%	2/3/32	35	29
	Humana Inc.	4.950%	10/1/44	108	111
	Johnson & Johnson	3.375%	12/5/23	80	81
	Johnson & Johnson	2.625%	1/15/25	25	25
	Johnson & Johnson	0.550%	9/1/25	160	149
	Johnson & Johnson	2.450%	3/1/26	215	212
	Johnson & Johnson	2.950%	3/3/27	115	115
	Johnson & Johnson	2.900%	1/15/28	210	206
	Johnson & Johnson	1.300%	9/1/30	125	107
	Johnson & Johnson	4.375%	12/5/33	40	43
	Johnson & Johnson	3.550%	3/1/36	50	49

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Johnson & Johnson	3.625%	3/3/37	180	177
Johnson & Johnson	5.950%	8/15/37	115	142
Johnson & Johnson	3.400%	1/15/38	85	79
Johnson & Johnson	2.100%	9/1/40	120	91
Johnson & Johnson	3.700%	3/1/46	180	172
Johnson & Johnson	3.750%	3/3/47	10	10
Johnson & Johnson	3.500%	1/15/48	110	101
Johnson & Johnson	2.250%	9/1/50	90	65
Johnson & Johnson	2.450%	9/1/60	95	68
Laboratory Corp. of America Holdings	3.600%	2/1/25	60	60
Laboratory Corp. of America Holdings	4.700%	2/1/45	25	24
McKesson Corp.	3.796%	3/15/24	105	106
Medtronic Inc.	3.500%	3/15/25	307	312
Medtronic Inc.	4.375%	3/15/35	120	125
Medtronic Inc.	4.625%	3/15/45	180	190
Merck & Co. Inc.	2.900%	3/7/24	120	121
Merck & Co. Inc.	2.750%	2/10/25	190	190
Merck & Co. Inc.	0.750%	2/24/26	135	124
Merck & Co. Inc.	1.700%	6/10/27	75	70
Merck & Co. Inc.	1.900%	12/10/28	75	68
Merck & Co. Inc.	3.400%	3/7/29	155	153
Merck & Co. Inc.	1.450%	6/24/30	115	98
Merck & Co. Inc.	2.150%	12/10/31	175	155
Merck & Co. Inc.	3.900%	3/7/39	95	94
Merck & Co. Inc.	2.350%	6/24/40	115	91
Merck & Co. Inc.	4.150%	5/18/43	65	65
Merck & Co. Inc.	3.700%	2/10/45	235	217
Merck & Co. Inc.	4.000%	3/7/49	115	112
Merck & Co. Inc.	2.450%	6/24/50	140	103
Merck & Co. Inc.	2.750%	12/10/51	190	148
Merck & Co. Inc.	2.900%	12/10/61	120	91
Mylan Inc.	4.550%	4/15/28	25	25
Mylan Inc.	5.200%	4/15/48	210	184
Novartis Capital Corp.	3.400%	5/6/24	165	167
Novartis Capital Corp.	1.750%	2/14/25	35	34
Novartis Capital Corp.	3.000%	11/20/25	65	65
Novartis Capital Corp.	2.000%	2/14/27	85	81
Novartis Capital Corp.	3.100%	5/17/27	150	149
Novartis Capital Corp.	2.200%	8/14/30	245	221
Novartis Capital Corp.	4.400%	5/6/44	180	186
Novartis Capital Corp.	4.000%	11/20/45	100	97
Novartis Capital Corp.	2.750%	8/14/50	45	36
PerkinElmer Inc.	0.850%	9/15/24	50	47
PerkinElmer Inc.	3.300%	9/15/29	165	151
Pfizer Inc.	3.000%	6/15/23	60	60
Pfizer Inc.	3.200%	9/15/23	100	101
Pfizer Inc.	2.950%	3/15/24	75	75
Pfizer Inc.	3.400%	5/15/24	100	102
Pfizer Inc.	0.800%	5/28/25	100	94
Pfizer Inc.	2.750%	6/3/26	150	148
Pfizer Inc.	3.000%	12/15/26	25	25
Pfizer Inc.	3.600%	9/15/28	85	86
Pfizer Inc.	3.450%	3/15/29	170	168
Pfizer Inc.	2.625%	4/1/30	83	77
Pfizer Inc.	1.700%	5/28/30	40	35
Pfizer Inc.	1.750%	8/18/31	170	146
Pfizer Inc.	4.000%	12/15/36	110	111
Pfizer Inc.	7.200%	3/15/39	25	34

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Pfizer Inc.	2.550%	5/28/40	215	175
Pfizer Inc.	4.300%	6/15/43	135	137
Pfizer Inc.	4.400%	5/15/44	115	118
Pfizer Inc.	4.125%	12/15/46	75	74
Pfizer Inc.	4.200%	9/15/48	160	161
Pfizer Inc.	4.000%	3/15/49	110	108
Pfizer Inc.	2.700%	5/28/50	130	103
Quest Diagnostics Inc.	2.950%	6/30/30	70	63
Regeneron Pharmaceuticals Inc.	1.750%	9/15/30	120	100
Regeneron Pharmaceuticals Inc.	2.800%	9/15/50	95	68
Royalty Pharma plc	0.750%	9/2/23	103	100
Royalty Pharma plc	1.200%	9/2/25	80	73
Royalty Pharma plc	1.750%	9/2/27	135	119
Royalty Pharma plc	2.200%	9/2/30	30	25
Royalty Pharma plc	3.300%	9/2/40	20	16
Royalty Pharma plc	3.550%	9/2/50	180	132
Sanofi	3.375%	6/19/23	150	151
Sanofi	3.625%	6/19/28	150	152
Shire Acquisitions Investments Ireland DAC	2.875%	9/23/23	70	70
Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	120	117
Smith & Nephew plc	2.032%	10/14/30	105	86
Stryker Corp.	3.500%	3/15/26	75	75
Stryker Corp.	1.950%	6/15/30	35	30
Stryker Corp.	4.625%	3/15/46	85	84
Takeda Pharmaceutical Co. Ltd.	4.400%	11/26/23	45	46
Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	295	309
Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	260	223
Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	205	165
Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/50	205	159
Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/60	70	53
Thermo Fisher Scientific Inc.	0.797%	10/18/23	180	175
Thermo Fisher Scientific Inc.	1.215%	10/18/24	220	210
Thermo Fisher Scientific Inc.	2.000%	10/15/31	175	150
Thermo Fisher Scientific Inc.	2.800%	10/15/41	135	109
Thermo Fisher Scientific Inc.	4.100%	8/15/47	60	58
UnitedHealth Group Inc.	3.500%	6/15/23	35	35
UnitedHealth Group Inc.	3.500%	2/15/24	130	132
UnitedHealth Group Inc.	0.550%	5/15/24	20	19
UnitedHealth Group Inc.	2.375%	8/15/24	50	50
UnitedHealth Group Inc.	3.750%	7/15/25	305	311
UnitedHealth Group Inc.	3.100%	3/15/26	50	50
UnitedHealth Group Inc.	1.150%	5/15/26	100	92
UnitedHealth Group Inc.	3.450%	1/15/27	10	10
UnitedHealth Group Inc.	2.950%	10/15/27	100	98
UnitedHealth Group Inc.	3.850%	6/15/28	135	137
UnitedHealth Group Inc.	3.875%	12/15/28	105	107
UnitedHealth Group Inc.	2.875%	8/15/29	120	114
UnitedHealth Group Inc.	2.000%	5/15/30	150	132
UnitedHealth Group Inc.	2.300%	5/15/31	190	169
UnitedHealth Group Inc.	4.625%	7/15/35	85	90
UnitedHealth Group Inc.	5.800%	3/15/36	117	136
UnitedHealth Group Inc.	6.875%	2/15/38	180	232
UnitedHealth Group Inc.	3.500%	8/15/39	90	82
UnitedHealth Group Inc.	3.050%	5/15/41	50	42
UnitedHealth Group Inc.	4.250%	3/15/43	25	25
UnitedHealth Group Inc.	4.750%	7/15/45	275	289
UnitedHealth Group Inc.	4.200%	1/15/47	155	151
UnitedHealth Group Inc.	3.750%	10/15/47	85	78

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	UnitedHealth Group Inc.	4.250%	6/15/48	185	182
	UnitedHealth Group Inc.	4.450%	12/15/48	125	126
	UnitedHealth Group Inc.	3.700%	8/15/49	50	45
	UnitedHealth Group Inc.	2.900%	5/15/50	50	39
	UnitedHealth Group Inc.	3.250%	5/15/51	215	180
	UnitedHealth Group Inc.	4.750%	5/15/52	105	111
	UnitedHealth Group Inc.	3.875%	8/15/59	50	45
	UnitedHealth Group Inc.	3.125%	5/15/60	65	50
	UnitedHealth Group Inc.	4.950%	5/15/62	170	182
[2]	Universal Health Services Inc.	2.650%	10/15/30	75	63
	Utah Acquisition Sub Inc.	3.950%	6/15/26	115	113
	Utah Acquisition Sub Inc.	5.250%	6/15/46	115	103
	Viatris Inc.	1.650%	6/22/25	185	171
	Viatris Inc.	2.700%	6/22/30	80	67
	Viatris Inc.	3.850%	6/22/40	45	35
	Viatris Inc.	4.000%	6/22/50	105	78
	Wyeth LLC	6.500%	2/1/34	170	209
	Wyeth LLC	5.950%	4/1/37	135	163
	Zimmer Biomet Holdings Inc.	1.450%	11/22/24	50	48
	Zimmer Biomet Holdings Inc.	2.600%	11/24/31	220	190
	Zoetis Inc.	4.500%	11/13/25	100	103
	Zoetis Inc.	3.000%	9/12/27	155	150
	Zoetis Inc.	2.000%	5/15/30	10	9
	Zoetis Inc.	4.700%	2/1/43	95	97
					45,523
Industrials (1.6%)
	Amphenol Corp.	2.800%	2/15/30	105	95
	Amphenol Corp.	2.200%	9/15/31	40	34
	Carrier Global Corp.	2.242%	2/15/25	200	192
	Carrier Global Corp.	2.493%	2/15/27	125	117
	Carrier Global Corp.	2.722%	2/15/30	150	133
	Carrier Global Corp.	2.700%	2/15/31	10	9
	Carrier Global Corp.	3.377%	4/5/40	75	61
	Carrier Global Corp.	3.577%	4/5/50	290	234
	Deere & Co.	3.900%	6/9/42	130	126
	Deere & Co.	3.750%	4/15/50	65	61
	Eaton Corp.	4.150%	11/2/42	90	86
	FedEx Corp.	3.250%	4/1/26	45	45
	FedEx Corp.	3.100%	8/5/29	45	42
	FedEx Corp.	4.250%	5/15/30	145	145
	FedEx Corp.	3.250%	5/15/41	100	82
	FedEx Corp.	5.100%	1/15/44	50	50
	FedEx Corp.	4.750%	11/15/45	140	136
	FedEx Corp.	4.550%	4/1/46	175	163
	FedEx Corp.	4.400%	1/15/47	20	18
	FedEx Corp.	4.050%	2/15/48	95	83
	FedEx Corp.	4.950%	10/17/48	75	74
	FedEx Corp.	5.250%	5/15/50	90	93
	Illinois Tool Works Inc.	2.650%	11/15/26	190	185
	Illinois Tool Works Inc.	3.900%	9/1/42	70	65
[1]	John Deere Capital Corp.	0.450%	1/17/24	60	58
[1]	John Deere Capital Corp.	3.450%	3/13/25	105	106
[1]	John Deere Capital Corp.	0.700%	1/15/26	50	46
	Otis Worldwide Corp.	2.056%	4/5/25	118	113
	Otis Worldwide Corp.	2.565%	2/15/30	140	124
	Republic Services Inc.	2.500%	8/15/24	40	39
	Republic Services Inc.	3.950%	5/15/28	125	126
	Republic Services Inc.	1.750%	2/15/32	30	24

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southwest Airlines Co.	5.250%	5/4/25	110	115
	Southwest Airlines Co.	5.125%	6/15/27	255	266
	Trane Technologies Luxembourg Finance SA	3.800%	3/21/29	120	115
	United Parcel Service Inc.	3.900%	4/1/25	34	35
	United Parcel Service Inc.	3.050%	11/15/27	65	64
	United Parcel Service Inc.	3.400%	3/15/29	82	81
	United Parcel Service Inc.	4.450%	4/1/30	67	70
	United Parcel Service Inc.	6.200%	1/15/38	135	162
	United Parcel Service Inc.	3.750%	11/15/47	20	18
	United Parcel Service Inc.	4.250%	3/15/49	75	74
	United Parcel Service Inc.	5.300%	4/1/50	170	194
	United Rentals North America Inc.	3.875%	11/15/27	40	39
	Waste Connections Inc.	2.950%	1/15/52	90	67
	Waste Management Inc.	3.150%	11/15/27	55	54
	Waste Management Inc.	1.500%	3/15/31	70	58
	Westinghouse Air Brake Technologies Corp.	4.400%	3/15/24	50	50
	Westinghouse Air Brake Technologies Corp.	3.450%	11/15/26	180	171
	Westinghouse Air Brake Technologies Corp.	4.950%	9/15/28	130	131
	WW Grainger Inc.	4.600%	6/15/45	115	114
					4,843
Materials (1.2%)
	Air Products and Chemicals Inc.	2.050%	5/15/30	175	154
	Air Products and Chemicals Inc.	2.700%	5/15/40	35	28
	Air Products and Chemicals Inc.	2.800%	5/15/50	45	35
	AngloGold Ashanti Holdings plc	3.375%	11/1/28	60	53
	Berry Global Inc.	0.950%	2/15/24	175	166
	Berry Global Inc.	1.570%	1/15/26	40	36
	Carlisle Cos. Inc.	2.750%	3/1/30	50	44
	CF Industries Inc.	5.150%	3/15/34	70	72
	CF Industries Inc.	4.950%	6/1/43	65	63
	CF Industries Inc.	5.375%	3/15/44	65	66
	DuPont de Nemours Inc.	4.205%	11/15/23	215	219
	DuPont de Nemours Inc.	4.493%	11/15/25	165	170
	DuPont de Nemours Inc.	4.725%	11/15/28	125	130
	DuPont de Nemours Inc.	5.319%	11/15/38	180	189
	DuPont de Nemours Inc.	5.419%	11/15/48	175	185
	Eagle Materials Inc.	2.500%	7/1/31	85	71
	Ecolab Inc.	2.700%	11/1/26	120	117
	Ecolab Inc.	2.700%	12/15/51	90	68
	Huntsman International LLC	4.500%	5/1/29	55	55
	International Flavors & Fragrances Inc.	5.000%	9/26/48	85	84
	Martin Marietta Materials Inc.	2.400%	7/15/31	90	76
	Martin Marietta Materials Inc.	3.200%	7/15/51	85	64
	Mosaic Co.	4.250%	11/15/23	95	96
	Newmont Corp.	2.250%	10/1/30	110	95
	Newmont Corp.	2.600%	7/15/32	125	108
	Newmont Corp.	6.250%	10/1/39	80	92
	Newmont Corp.	4.875%	3/15/42	140	142
	Nutrien Ltd.	4.200%	4/1/29	165	165
	Nutrien Ltd.	5.000%	4/1/49	69	72
	Rio Tinto Alcan Inc.	6.125%	12/15/33	50	59
	Sherwin-Williams Co.	3.450%	6/1/27	110	108
	Sherwin-Williams Co.	2.950%	8/15/29	74	68
	Sherwin-Williams Co.	4.500%	6/1/47	110	106
	Suzano Austria GmbH	6.000%	1/15/29	190	195
	Suzano Austria GmbH	5.000%	1/15/30	110	107
[1]	Suzano Austria GmbH	3.125%	1/15/32	40	33
	Vulcan Materials Co.	3.500%	6/1/30	50	47

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	WRKCo Inc.	4.900%	3/15/29	130	134
					3,772
Real Estate (2.1%)
	Alexandria Real Estate Equities Inc.	3.375%	8/15/31	95	88
	Alexandria Real Estate Equities Inc.	2.000%	5/18/32	95	78
	Alexandria Real Estate Equities Inc.	1.875%	2/1/33	128	102
	Alexandria Real Estate Equities Inc.	2.950%	3/15/34	50	44
	Alexandria Real Estate Equities Inc.	3.000%	5/18/51	60	43
	Alexandria Real Estate Equities Inc.	3.550%	3/15/52	95	76
	American Tower Corp.	5.000%	2/15/24	25	26
	American Tower Corp.	2.400%	3/15/25	50	48
	American Tower Corp.	4.000%	6/1/25	50	50
	American Tower Corp.	3.375%	10/15/26	85	82
	American Tower Corp.	2.750%	1/15/27	135	126
	American Tower Corp.	3.550%	7/15/27	65	63
	American Tower Corp.	3.800%	8/15/29	130	123
	American Tower Corp.	2.900%	1/15/30	50	44
	American Tower Corp.	2.100%	6/15/30	65	54
	American Tower Corp.	1.875%	10/15/30	120	97
	American Tower Corp.	3.100%	6/15/50	55	40
	American Tower Corp.	2.950%	1/15/51	75	53
	Boston Properties LP	3.200%	1/15/25	20	20
	Boston Properties LP	3.650%	2/1/26	180	178
	Boston Properties LP	2.750%	10/1/26	70	66
	Boston Properties LP	4.500%	12/1/28	20	20
	Boston Properties LP	3.400%	6/21/29	113	105
	Boston Properties LP	3.250%	1/30/31	120	108
	Boston Properties LP	2.550%	4/1/32	80	67
	Boston Properties LP	2.450%	10/1/33	70	56
	Brixmor Operating Partnership LP	4.125%	5/15/29	75	72
	Brixmor Operating Partnership LP	4.050%	7/1/30	140	132
	Camden Property Trust	2.800%	5/15/30	90	82
	Crown Castle International Corp.	3.150%	7/15/23	70	70
	Crown Castle International Corp.	3.200%	9/1/24	70	70
	Crown Castle International Corp.	4.450%	2/15/26	50	51
	Crown Castle International Corp.	3.700%	6/15/26	125	124
	Crown Castle International Corp.	1.050%	7/15/26	130	116
	Crown Castle International Corp.	2.900%	3/15/27	50	47
	Crown Castle International Corp.	3.650%	9/1/27	60	58
	Crown Castle International Corp.	3.800%	2/15/28	180	175
	Crown Castle International Corp.	3.300%	7/1/30	155	141
	Crown Castle International Corp.	2.250%	1/15/31	45	38
	Crown Castle International Corp.	2.100%	4/1/31	130	107
	Crown Castle International Corp.	2.500%	7/15/31	60	51
	Crown Castle International Corp.	2.900%	4/1/41	115	87
	Crown Castle International Corp.	3.250%	1/15/51	92	69
	Digital Realty Trust LP	3.700%	8/15/27	40	39
	Digital Realty Trust LP	3.600%	7/1/29	120	113
	Equinix Inc.	2.625%	11/18/24	125	122
	Equinix Inc.	3.200%	11/18/29	155	142
	Equinix Inc.	2.150%	7/15/30	70	59
	GLP Capital LP	5.250%	6/1/25	75	75
	GLP Capital LP	5.375%	4/15/26	90	91
	GLP Capital LP	5.300%	1/15/29	70	70
	GLP Capital LP	3.250%	1/15/32	70	59
	Healthcare Trust of America Holdings LP	2.000%	3/15/31	80	65
	Healthpeak Properties Inc.	3.000%	1/15/30	85	78
[1]	Host Hotels & Resorts LP	3.500%	9/15/30	62	55

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Prologis LP	2.250%	4/15/30	105	93
Prologis LP	1.250%	10/15/30	30	24
Realty Income Corp.	3.250%	1/15/31	75	70
Sabra Health Care LP	3.200%	12/1/31	60	49
Simon Property Group LP	2.000%	9/13/24	10	10
Simon Property Group LP	3.375%	10/1/24	100	101
Simon Property Group LP	3.500%	9/1/25	35	35
Simon Property Group LP	3.300%	1/15/26	160	158
Simon Property Group LP	3.250%	11/30/26	50	49
Simon Property Group LP	3.375%	6/15/27	35	34
Simon Property Group LP	3.375%	12/1/27	120	117
Simon Property Group LP	2.450%	9/13/29	215	189
Simon Property Group LP	2.650%	7/15/30	110	97
Simon Property Group LP	3.250%	9/13/49	78	61
Simon Property Group LP	3.800%	7/15/50	60	52
Sun Communities Operating LP	2.700%	7/15/31	70	59
Ventas Realty LP	4.400%	1/15/29	75	74
VICI Properties LP	4.750%	2/15/28	115	114
VICI Properties LP	4.950%	2/15/30	90	88
VICI Properties LP	5.125%	5/15/32	135	134
VICI Properties LP	5.625%	5/15/52	70	69
Welltower Inc.	3.625%	3/15/24	25	25
Welltower Inc.	4.000%	6/1/25	6	6
Welltower Inc.	4.250%	4/15/28	130	130
Welltower Inc.	3.100%	1/15/30	115	106
				6,259
Technology (13.1%)
Adobe Inc.	3.250%	2/1/25	205	206
Adobe Inc.	2.150%	2/1/27	145	138
Adobe Inc.	2.300%	2/1/30	230	208
Analog Devices Inc.	3.500%	12/5/26	15	15
Analog Devices Inc.	1.700%	10/1/28	110	98
Analog Devices Inc.	2.100%	10/1/31	140	123
Analog Devices Inc.	2.800%	10/1/41	125	102
Analog Devices Inc.	2.950%	10/1/51	145	117
Apple Inc.	3.000%	2/9/24	180	182
Apple Inc.	3.450%	5/6/24	155	158
Apple Inc.	2.850%	5/11/24	188	189
Apple Inc.	1.800%	9/11/24	120	118
Apple Inc.	2.750%	1/13/25	160	160
Apple Inc.	2.500%	2/9/25	160	159
Apple Inc.	1.125%	5/11/25	185	176
Apple Inc.	3.200%	5/13/25	25	25
Apple Inc.	0.550%	8/20/25	225	209
Apple Inc.	0.700%	2/8/26	150	139
Apple Inc.	3.250%	2/23/26	440	444
Apple Inc.	2.450%	8/4/26	225	220
Apple Inc.	2.050%	9/11/26	232	223
Apple Inc.	3.350%	2/9/27	280	282
Apple Inc.	3.200%	5/11/27	225	225
Apple Inc.	3.000%	6/20/27	110	110
Apple Inc.	2.900%	9/12/27	230	226
Apple Inc.	3.000%	11/13/27	80	79
Apple Inc.	1.200%	2/8/28	70	63
Apple Inc.	1.400%	8/5/28	210	187
Apple Inc.	2.200%	9/11/29	140	129
Apple Inc.	1.650%	5/11/30	200	174
Apple Inc.	1.250%	8/20/30	25	21

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Apple Inc.	1.650%	2/8/31	310	267
	Apple Inc.	1.700%	8/5/31	150	129
	Apple Inc.	4.500%	2/23/36	163	176
	Apple Inc.	2.375%	2/8/41	110	88
	Apple Inc.	3.850%	5/4/43	200	193
	Apple Inc.	4.450%	5/6/44	25	26
	Apple Inc.	3.450%	2/9/45	50	45
	Apple Inc.	4.375%	5/13/45	110	113
	Apple Inc.	4.650%	2/23/46	205	220
	Apple Inc.	3.850%	8/4/46	305	293
	Apple Inc.	4.250%	2/9/47	175	179
	Apple Inc.	3.750%	9/12/47	165	156
	Apple Inc.	3.750%	11/13/47	250	237
	Apple Inc.	2.950%	9/11/49	115	95
	Apple Inc.	2.650%	5/11/50	205	160
	Apple Inc.	2.400%	8/20/50	205	152
	Apple Inc.	2.650%	2/8/51	255	198
	Apple Inc.	2.700%	8/5/51	220	171
	Apple Inc.	2.550%	8/20/60	100	73
	Apple Inc.	2.800%	2/8/61	205	154
	Apple Inc.	2.850%	8/5/61	155	119
	Applied Materials Inc.	3.300%	4/1/27	131	131
	Applied Materials Inc.	1.750%	6/1/30	20	17
	Applied Materials Inc.	4.350%	4/1/47	65	66
	Autodesk Inc.	2.400%	12/15/31	90	77
	Automatic Data Processing Inc.	3.375%	9/15/25	130	132
	Automatic Data Processing Inc.	1.700%	5/15/28	150	137
	Automatic Data Processing Inc.	1.250%	9/1/30	120	100
	Broadcom Corp.	3.625%	1/15/24	135	136
	Broadcom Corp.	3.875%	1/15/27	80	79
	Broadcom Corp.	3.500%	1/15/28	50	48
	Broadcom Inc.	3.150%	11/15/25	82	80
	Broadcom Inc.	3.459%	9/15/26	40	39
[2]	Broadcom Inc.	1.950%	2/15/28	110	96
	Broadcom Inc.	4.110%	9/15/28	230	225
	Broadcom Inc.	4.750%	4/15/29	100	100
	Broadcom Inc.	4.150%	11/15/30	185	176
[2]	Broadcom Inc.	2.450%	2/15/31	250	207
[2]	Broadcom Inc.	4.150%	4/15/32	110	103
	Broadcom Inc.	4.300%	11/15/32	175	166
[2]	Broadcom Inc.	2.600%	2/15/33	120	97
[2]	Broadcom Inc.	3.419%	4/15/33	203	176
[2]	Broadcom Inc.	3.469%	4/15/34	175	150
[2]	Broadcom Inc.	3.137%	11/15/35	65	53
[2]	Broadcom Inc.	3.187%	11/15/36	450	361
[2]	Broadcom Inc.	4.926%	5/15/37	112	106
[2]	Broadcom Inc.	3.500%	2/15/41	330	263
[2]	Broadcom Inc.	3.750%	2/15/51	290	227
	Broadridge Financial Solutions Inc.	2.900%	12/1/29	80	72
	Broadridge Financial Solutions Inc.	2.600%	5/1/31	110	95
	CDW LLC	2.670%	12/1/26	80	74
	CDW LLC	3.569%	12/1/31	120	107
	Cintas Corp. No. 2	3.700%	4/1/27	95	96
	Cisco Systems Inc.	2.200%	9/20/23	95	95
	Cisco Systems Inc.	3.625%	3/4/24	170	173
	Cisco Systems Inc.	2.950%	2/28/26	50	50
	Cisco Systems Inc.	2.500%	9/20/26	145	141
	Cisco Systems Inc.	5.900%	2/15/39	180	212

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cisco Systems Inc.	5.500%	1/15/40	125	142
	Citrix Systems Inc.	1.250%	3/1/26	85	83
	Citrix Systems Inc.	4.500%	12/1/27	70	70
	Citrix Systems Inc.	3.300%	3/1/30	40	40
	Corning Inc.	4.375%	11/15/57	130	118
	Corning Inc.	5.450%	11/15/79	80	80
	Dell International LLC	5.450%	6/15/23	91	93
	Dell International LLC	4.000%	7/15/24	65	66
	Dell International LLC	5.850%	7/15/25	225	237
	Dell International LLC	6.020%	6/15/26	205	217
	Dell International LLC	4.900%	10/1/26	217	222
	Dell International LLC	5.300%	10/1/29	100	102
	Dell International LLC	8.100%	7/15/36	50	61
[2]	Dell International LLC	3.375%	12/15/41	145	110
	Dell International LLC	8.350%	7/15/46	76	101
[2]	Dell International LLC	3.450%	12/15/51	140	101
	Equifax Inc.	2.600%	12/1/24	125	122
	Equifax Inc.	2.350%	9/15/31	120	100
	Fidelity National Information Services Inc.	0.600%	3/1/24	180	172
	Fidelity National Information Services Inc.	1.150%	3/1/26	105	95
	Fidelity National Information Services Inc.	1.650%	3/1/28	185	162
	Fidelity National Information Services Inc.	2.250%	3/1/31	40	34
	Fidelity National Information Services Inc.	3.100%	3/1/41	60	47
	Fiserv Inc.	3.800%	10/1/23	160	162
	Fiserv Inc.	2.750%	7/1/24	85	84
	Fiserv Inc.	3.850%	6/1/25	60	60
	Fiserv Inc.	3.200%	7/1/26	135	131
	Fiserv Inc.	2.250%	6/1/27	135	124
	Fiserv Inc.	4.200%	10/1/28	110	109
	Fiserv Inc.	3.500%	7/1/29	195	183
	Fiserv Inc.	2.650%	6/1/30	100	88
	Fiserv Inc.	4.400%	7/1/49	237	215
	Hewlett Packard Enterprise Co.	4.450%	10/2/23	50	51
	Hewlett Packard Enterprise Co.	1.450%	4/1/24	70	68
	Hewlett Packard Enterprise Co.	4.900%	10/15/25	175	181
	Hewlett Packard Enterprise Co.	1.750%	4/1/26	50	46
	Hewlett Packard Enterprise Co.	6.350%	10/15/45	160	173
	HP Inc.	2.200%	6/17/25	165	158
	HP Inc.	1.450%	6/17/26	105	95
	HP Inc.	3.000%	6/17/27	100	95
	HP Inc.	3.400%	6/17/30	90	82
	HP Inc.	2.650%	6/17/31	60	50
	HP Inc.	6.000%	9/15/41	148	157
	Intel Corp.	2.875%	5/11/24	60	60
	Intel Corp.	3.400%	3/25/25	25	25
	Intel Corp.	3.700%	7/29/25	150	153
	Intel Corp.	2.600%	5/19/26	65	64
	Intel Corp.	3.750%	3/25/27	75	76
	Intel Corp.	3.150%	5/11/27	130	129
	Intel Corp.	1.600%	8/12/28	105	94
	Intel Corp.	2.450%	11/15/29	170	156
	Intel Corp.	3.900%	3/25/30	160	161
	Intel Corp.	2.000%	8/12/31	115	99
	Intel Corp.	4.000%	12/15/32	205	207
	Intel Corp.	4.600%	3/25/40	50	51
	Intel Corp.	2.800%	8/12/41	120	96
	Intel Corp.	4.800%	10/1/41	65	68
	Intel Corp.	4.900%	7/29/45	35	37

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Intel Corp.	4.100%	5/19/46	60	57
Intel Corp.	4.100%	5/11/47	155	146
Intel Corp.	3.734%	12/8/47	250	224
Intel Corp.	3.250%	11/15/49	240	198
Intel Corp.	4.750%	3/25/50	70	73
Intel Corp.	3.050%	8/12/51	110	87
Intel Corp.	3.100%	2/15/60	40	30
Intel Corp.	4.950%	3/25/60	85	91
Intel Corp.	3.200%	8/12/61	90	70
International Business Machines Corp.	3.375%	8/1/23	170	172
International Business Machines Corp.	3.625%	2/12/24	210	213
International Business Machines Corp.	3.000%	5/15/24	215	215
International Business Machines Corp.	3.450%	2/19/26	163	163
International Business Machines Corp.	3.300%	5/15/26	195	194
International Business Machines Corp.	1.700%	5/15/27	55	50
International Business Machines Corp.	3.500%	5/15/29	265	256
International Business Machines Corp.	1.950%	5/15/30	155	133
International Business Machines Corp.	4.150%	5/15/39	130	123
International Business Machines Corp.	4.000%	6/20/42	115	105
International Business Machines Corp.	4.250%	5/15/49	230	216
International Business Machines Corp.	2.950%	5/15/50	125	95
KLA Corp.	4.650%	11/1/24	155	160
KLA Corp.	4.100%	3/15/29	145	147
KLA Corp.	3.300%	3/1/50	40	33
Lam Research Corp.	3.750%	3/15/26	65	66
Lam Research Corp.	4.000%	3/15/29	200	202
Lam Research Corp.	1.900%	6/15/30	15	13
Lam Research Corp.	4.875%	3/15/49	55	58
Lam Research Corp.	2.875%	6/15/50	25	19
Marvell Technology Inc.	2.950%	4/15/31	70	61
Microchip Technology Inc.	4.333%	6/1/23	229	232
Microchip Technology Inc.	0.972%	2/15/24	200	192
Micron Technology Inc.	4.185%	2/15/27	135	135
Micron Technology Inc.	4.663%	2/15/30	80	80
Micron Technology Inc.	2.703%	4/15/32	10	8
Microsoft Corp.	2.000%	8/8/23	95	95
Microsoft Corp.	3.625%	12/15/23	235	240
Microsoft Corp.	2.875%	2/6/24	290	292
Microsoft Corp.	2.700%	2/12/25	165	165
Microsoft Corp.	3.125%	11/3/25	175	176
Microsoft Corp.	2.400%	8/8/26	280	274
Microsoft Corp.	3.300%	2/6/27	395	400
Microsoft Corp.	3.500%	2/12/35	215	211
Microsoft Corp.	3.450%	8/8/36	205	201
Microsoft Corp.	4.100%	2/6/37	65	68
Microsoft Corp.	4.450%	11/3/45	35	37
Microsoft Corp.	3.700%	8/8/46	206	201
Microsoft Corp.	4.250%	2/6/47	30	31
Microsoft Corp.	2.525%	6/1/50	435	338
Microsoft Corp.	2.921%	3/17/52	599	499
Microsoft Corp.	4.500%	2/6/57	85	93
Microsoft Corp.	2.675%	6/1/60	315	241
Microsoft Corp.	3.041%	3/17/62	365	300
Motorola Solutions Inc.	4.600%	5/23/29	130	128
Motorola Solutions Inc.	2.300%	11/15/30	70	57
Motorola Solutions Inc.	2.750%	5/24/31	65	54
NetApp Inc.	1.875%	6/22/25	65	62
NVIDIA Corp.	0.309%	6/15/23	20	20

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
NVIDIA Corp.	0.584%	6/14/24	160	153
NVIDIA Corp.	3.200%	9/16/26	140	141
NVIDIA Corp.	1.550%	6/15/28	60	54
NVIDIA Corp.	2.850%	4/1/30	95	89
NVIDIA Corp.	2.000%	6/15/31	70	61
NVIDIA Corp.	3.500%	4/1/40	130	119
NVIDIA Corp.	3.500%	4/1/50	155	139
NXP BV	4.875%	3/1/24	80	81
NXP BV	3.875%	6/18/26	115	114
NXP BV	4.300%	6/18/29	145	143
NXP BV	3.400%	5/1/30	200	184
NXP BV	2.500%	5/11/31	140	118
NXP BV	3.250%	5/11/41	50	39
Oracle Corp.	3.625%	7/15/23	180	182
Oracle Corp.	2.400%	9/15/23	306	304
Oracle Corp.	3.400%	7/8/24	235	235
Oracle Corp.	2.950%	11/15/24	80	79
Oracle Corp.	2.500%	4/1/25	255	246
Oracle Corp.	2.950%	5/15/25	150	146
Oracle Corp.	1.650%	3/25/26	225	205
Oracle Corp.	2.650%	7/15/26	295	278
Oracle Corp.	2.800%	4/1/27	265	247
Oracle Corp.	3.250%	11/15/27	175	164
Oracle Corp.	2.300%	3/25/28	180	159
Oracle Corp.	2.950%	4/1/30	195	171
Oracle Corp.	2.875%	3/25/31	150	128
Oracle Corp.	4.300%	7/8/34	230	211
Oracle Corp.	3.900%	5/15/35	35	30
Oracle Corp.	3.850%	7/15/36	115	97
Oracle Corp.	3.800%	11/15/37	210	174
Oracle Corp.	6.500%	4/15/38	190	205
Oracle Corp.	6.125%	7/8/39	75	78
Oracle Corp.	3.600%	4/1/40	275	214
Oracle Corp.	5.375%	7/15/40	305	293
Oracle Corp.	3.650%	3/25/41	150	118
Oracle Corp.	4.500%	7/8/44	135	115
Oracle Corp.	4.125%	5/15/45	160	128
Oracle Corp.	4.000%	7/15/46	330	258
Oracle Corp.	4.000%	11/15/47	290	227
Oracle Corp.	3.600%	4/1/50	396	287
Oracle Corp.	3.950%	3/25/51	370	284
Oracle Corp.	4.375%	5/15/55	200	161
Oracle Corp.	3.850%	4/1/60	240	172
Oracle Corp.	4.100%	3/25/61	80	60
Qorvo Inc.	4.375%	10/15/29	70	65
QUALCOMM Inc.	2.900%	5/20/24	85	85
QUALCOMM Inc.	3.450%	5/20/25	75	76
QUALCOMM Inc.	3.250%	5/20/27	72	72
QUALCOMM Inc.	1.300%	5/20/28	20	18
QUALCOMM Inc.	2.150%	5/20/30	275	246
QUALCOMM Inc.	4.650%	5/20/35	60	64
QUALCOMM Inc.	4.800%	5/20/45	135	142
QUALCOMM Inc.	4.300%	5/20/47	170	169
QUALCOMM Inc.	3.250%	5/20/50	75	64
Quanta Services Inc.	2.900%	10/1/30	70	61
RELX Capital Inc.	4.000%	3/18/29	125	124
RELX Capital Inc.	3.000%	5/22/30	85	77
Roper Technologies Inc.	4.200%	9/15/28	75	76

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Roper Technologies Inc.	1.750%	2/15/31	110	89
[2]	S&P Global Inc.	2.450%	3/1/27	115	109
[2]	S&P Global Inc.	2.700%	3/1/29	195	181
[2]	S&P Global Inc.	4.250%	5/1/29	85	86
[2]	S&P Global Inc.	2.900%	3/1/32	135	123
[2]	S&P Global Inc.	3.700%	3/1/52	90	81
	Salesforce Inc.	0.625%	7/15/24	110	105
	Salesforce Inc.	3.700%	4/11/28	175	177
	Salesforce Inc.	1.500%	7/15/28	45	40
	Salesforce Inc.	1.950%	7/15/31	145	126
	Salesforce Inc.	2.700%	7/15/41	120	96
	Salesforce Inc.	2.900%	7/15/51	175	138
	Salesforce Inc.	3.050%	7/15/61	100	77
	ServiceNow Inc.	1.400%	9/1/30	118	96
	Texas Instruments Inc.	1.375%	3/12/25	60	58
	Texas Instruments Inc.	2.250%	9/4/29	115	105
	Texas Instruments Inc.	1.750%	5/4/30	50	44
	Texas Instruments Inc.	3.875%	3/15/39	35	34
	Texas Instruments Inc.	4.150%	5/15/48	150	151
	TSMC Arizona Corp.	1.750%	10/25/26	150	139
	TSMC Arizona Corp.	2.500%	10/25/31	125	109
	TSMC Arizona Corp.	4.250%	4/22/32	100	100
	TSMC Arizona Corp.	3.250%	10/25/51	160	132
	TSMC Arizona Corp.	4.500%	4/22/52	100	101
	Verisk Analytics Inc.	4.000%	6/15/25	101	102
	VMware Inc.	0.600%	8/15/23	170	165
	VMware Inc.	1.000%	8/15/24	120	114
	VMware Inc.	4.500%	5/15/25	30	31
	VMware Inc.	1.400%	8/15/26	175	157
	VMware Inc.	3.900%	8/21/27	205	202
	VMware Inc.	1.800%	8/15/28	95	81
	VMware Inc.	4.700%	5/15/30	170	169
	VMware Inc.	2.200%	8/15/31	50	41
	Xilinx Inc.	2.950%	6/1/24	120	120
	Xilinx Inc.	2.375%	6/1/30	85	76
					39,860
Utilities (0.0%)
	American Water Capital Corp.	6.593%	10/15/37	62	75
	American Water Capital Corp.	3.750%	9/1/47	50	43
					118
Total Corporate Bonds (Cost $340,517)					301,589
Total Investments (99.0%) (Cost $340,641)					301,713
Other Assets and Liabilities—Net (1.0%)					2,997
Net Assets (100%)					304,710
Cost is in $000.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2022, the aggregate value was $9,261,000, representing 3.0% of net assets.
3	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2022.
4	Securities with a value of $36,000 have been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	September 2022	12	1,355	(5)
Ultra 10-Year U.S. Treasury Note	September 2022	12	1,542	(12)
				(17)

Short Futures Contracts
10-Year U.S. Treasury Note	September 2022	(9)	(1,075)	1
Long U.S. Treasury Bond	September 2022	(5)	(697)	10
Ultra Long U.S. Treasury Bond	September 2022	(1)	(156)	4
				15
				(2)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of May 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	124	—	124
Corporate Bonds	—	301,589	—	301,589
Total	—	301,713	—	301,713

Derivative Financial Instruments
Assets
Futures Contracts[1]	15	—	—	15
Liabilities
Futures Contracts[1]	17	—	—	17
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.